UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10067

Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Semiannual Report June 30, 2008

EATON VANCE
VT
FLOATING-
RATE
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

INVESTMENT UPDATE

Scott H. Page, CFA Co-Portfolio Manager

Craig P. Russ Co-Portfolio Manager

Andrew N. Sveen, CFA Co-Portfolio Manager

Economic and Market Conditions

•                  The price dislocation in credit markets that began in the second half of 2007 worsened during the first quarter of 2008 before rebounding in the second quarter. What began as a reaction to the unrelated but growing subprime mortgage problem, grew into a substantial market-wide sell-off that affected not just the loan market but other fixed income and equity asset classes as well. This turmoil led to the collapse of Bear Stearns, and the Federal Reserve’s unprecedented action to provide liquidity to the broader market to avert a possible risk of financial market collapse. The impact on the bank loan asset class was significant and unprecedented. Average loan prices, which had fallen about 4-5% by December 2007, declined a further 7-8% by mid-February before recovering somewhat by the end of that month. Along with the tentative return of market confidence, loan prices have generally been rising since mid-March 2008 and, as of June 30, 2008, were up approximately 5-6% from their mid-February bottom.

•                  Notwithstanding the market turmoil, bank loan asset class fundamentals remained relatively benign at June 30, 2008. During the period ended June 30, 2008, default rates in the market place increased to 1.7%, but remained below the historical average of 3%. According to Standard & Poor’s Leveraged Commentary & Data, the market expectations are for default rates to reach 5% in 2008 and 2009. Although default risks have increased in the past several months due to the weakening economy, actual realized credit losses from defaulted loans during the year ended June 30, 2008 were minimal.

Management Discussion

•                  The Fund’s investment objective is to provide a high level of current income. To do so, the Fund invests primarily in senior floating rate loans (“Senior Loans”). The Fund normally invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities.

•                  As a result of the continuing credit crisis, the Fund’s net asset value (NAV) declined by 2.82% during the six months ended June 30, 2008. That contributed to a -0.18% total return for the six months ended June 30, 2008. On a comparative basis, the Fund’s total return exceeded the Fund’s benchmark, the S&P/LSTA Leveraged Loan Index, by 0.90% for the period. The Fund entered this period more conservatively positioned than the Index and has, therefore, performed better as riskier assets have suffered a larger decline in market value.

Eaton Vance VT Floating-Rate income Fund

Total Return Performance 12/31/07 – 6/30/08

At Net Asset Value(1)	-0.18%
S&P/LSTA Leveraged Loan Index(2)	-1.08%
Total Distributions per share	$0.247
Distribution Rate(3)	4.62%
SEC 30-Day Yield(4)	4.61%

Please refer to page 3 for additional performance information.

(1)

There is no sales charge. Insurance-related charges are not included in the calculations of returns. Such expenses would reduce the overall returns shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The S&P/LSTA Leveraged Loan Index is an unmanaged loan market index.

(3)	The Distribution Rate is based on the Fund’s most recent monthly distribution per share (annualized) divided by the Fund’s net asset value at the end of the period.

(4)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•             The Fund distributed $0.247 per share in dividend income for the six-month period. Based on a $9.31 NAV as of June 30, 2008, the Fund had a distribution rate of 4.62%. Because the Fund invests in floating rate loans, the dividend has declined over the period in concert with an aggressive reduction in short-term market interest rates driven by the Federal Reserve.

•                  The Fund’s investments were diversified at June 30, 2008, with 446 borrowers with the largest investment representing just 1.1% of the total investments. The Fund was also diversified by industry, with none constituting more than 10% of total investments at June 30, 2008. Management believes that a diversified approach has helped the Fund mitigate risk in an increasing default environment. The quality of the Fund’s portfolio remained sound, with approximately 1% defaulted assets, the majority of which continued to pay current interest. This compared favorably to the S&P/LSTA Leveraged Loan Index, which reported 1.7% defaulted assets at June 30, 2008.

Portfolio Composition

Top Ten Holdings(1)

By total investments

HCA, Inc.	1.1%
Alltel Communication	1.0
Georgia-Pacific Corp.	1.0
SunGard Data Systems, Inc.	1.0
Idearc, Inc.	1.0
INEOS Group	1.0
Aramark Corp.	0.9
PanAmSat Corp.	0.9
Charter Communications Operating, Inc.	0.9
Univision Communications, Inc.	0.9

(1)	Reflects the Fund’s investments as of 6/30/08. Top Ten Holdings represented 9.7% of the Fund’s total investments and are shown as a percentage of the Fund’s total investments.

Top Five industries(2)

By total investments

Health Care	9.4%
Business Equipment and Services	7.6
Publishing	7.0
Chemicals and Plastics	6.1
Cable and Satellite Television	5.2

(2)	Reflects the Fund’s investments as of 6/30/08. Industries are shown as a percentage of the Fund’s total investments.

Credit Quality Ratings for Total Loan investments(3)

By total loan investments

Baa	0.9%
Ba	59.2
B	35.9
Caa	0.5
Non-Rated(4)	3.5

(3)

Credit Quality ratings are those provided by Moody’s Investors Service, Inc., a nationally recognized bond rating service, as of 6/30/08. As a percentage of the Fund’s total loan investments as of 6/30/08.

(4)

Certain loans in which the Fund invests are not rated by a rating agency. In management’s opinion, such securities are comparable to loans rated by an independent rating agency in one of the categories listed above.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

FUND PERFORMANCE

Fund Performance(1)

Average Annual Total Return (at net asset value)

Six Months	-0.1 8%
One Year	-1.51
Five Years	3.03
Life of Fund†	2.52

†Inception date: 5/2/01

(1)	The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall returns shown.

Total Annual Operating Expenses(2)

Expense Ratio	1.16%

(2)	From the Fund’s Prospectus dated 5/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under your variable annuity contract or variable life insurance policy ("variable contracts") (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Eaton Vance VT Floating-Rate Income Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual	$1,000.00	$998.20	$5.61
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,019.20	$5.67

* Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. Expenses shown do not include insurance-related charges.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 97.2%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
AWAS Capital, Inc.
$2,125,332	Term Loan, 4.56%, Maturing March 22, 2013	$1,859,666
Colt Defense, LLC
1,000,000	Term Loan, Maturing July 9, 2014(2)	945,000
DAE Aviation Holdings, Inc.
287,234	Term Loan, 6.58%, Maturing July 31, 2014	278,258
284,588	Term Loan, 6.65%, Maturing July 31, 2014	275,694
Evergreen International Aviation
374,529	Term Loan, 9.00%, Maturing October 31, 2011	338,948
Hawker Beechcraft Acquisition
203,728	Term Loan, 4.70%, Maturing March 26, 2014	191,982
3,487,151	Term Loan, 4.80%, Maturing March 26, 2014	3,286,096
Hexcel Corp.
213,766	Term Loan, 4.60%, Maturing March 1, 2012	210,560
PGS Solutions, Inc.
1,827,339	Term Loan, 4.64%, Maturing February 14, 2013	1,726,836
TransDigm, Inc.
2,425,000	Term Loan, 4.80%, Maturing June 23, 2013	2,357,934
Vought Aircraft Industries, Inc.
1,858,334	Term Loan, 4.99%, Maturing December 17, 2011	1,808,391
500,000	Term Loan, 7.50%, Maturing December 22, 2011	490,937
Wesco Aircraft Hardware Corp.
500,000	Term Loan, Maturing September 29, 2013(2)	487,500
913,313	Term Loan, 5.06%, Maturing September 29, 2013	887,389
		$15,145,191
Air Transport — 0.6%
Delta Air Lines, Inc.
$1,000,000	Term Loan, Maturing April 30, 2012(2)	$800,000
693,000	Term Loan - Second Lien, 6.15%, Maturing April 30, 2014	461,711
Northwest Airlines, Inc.
4,693,000	DIP Loan, 4.48%, Maturing August 21, 2008	3,551,038
		$4,812,749
Automotive — 3.8%
Accuride Corp.
$4,098,258	Term Loan, 6.03%, Maturing January 31, 2012	$3,941,159
Adesa, Inc.
3,366,000	Term Loan, 5.06%, Maturing October 18, 2013	3,052,541
Affina Group, Inc.
268,350	Term Loan, 5.90%, Maturing November 30, 2011	249,565

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Allison Transmission, Inc.
$2,009,813	Term Loan, 5.33%, Maturing September 30, 2014	$1,798,782
Chrysler Financial
1,985,012	Term Loan, 6.78%, Maturing August 1, 2014	1,644,087
Dayco Products, LLC
1,426,436	Term Loan, 7.53%, Maturing June 21, 2011	1,066,261
Delphi Corp.
1,000,000	DIP Loan, 7.25%, Maturing December 31, 2008	999,167
92,429	DIP Loan, 8.50%, Maturing December 31, 2008	86,806
907,571	DIP Loan, 8.50%, Maturing December 31, 2008	852,361
Dollar Thrifty Automotive Group, Inc.
451,500	Term Loan, 4.48%, Maturing June 15, 2014	377,002
Federal-Mogul Corp.
1,236,890	Term Loan, 4.41%, Maturing December 27, 2014	1,038,988
1,955,089	Term Loan, 4.41%, Maturing December 27, 2015	1,642,275
Ford Motor Co.
1,456,597	Term Loan, 5.48%, Maturing December 15, 2013	1,178,933
General Motors Corp.
5,669,969	Term Loan, 5.06%, Maturing November 29, 2013	4,762,774
Goodyear Tire & Rubber Co.
4,425,000	Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	4,023,984
Keystone Automotive Operations, Inc.
960,581	Term Loan, 6.18%, Maturing January 12, 2012	780,472
LKQ Corp.
669,809	Term Loan, 4.73%, Maturing October 12, 2014	663,948
Tenneco Automotive, Inc.
525,000	Term Loan, 3.96%, Maturing March 17, 2014	475,125
TriMas Corp.
187,500	Term Loan, 5.39%, Maturing August 2, 2011	177,656
1,297,012	Term Loan, 5.16%, Maturing August 2, 2013	1,228,919
TRW Automotive, Inc.
915,750	Term Loan, 4.22%, Maturing February 2, 2014	888,850
United Components, Inc.
963,513	Term Loan, 4.70%, Maturing June 30, 2010	924,973
		$31,854,628
Beverage and Tobacco — 0.3%
Constellation Brands, Inc.
$620,000	Term Loan, 4.14%, Maturing June 5, 2013	$602,452
Culligan International Co.
1,802,188	Term Loan, 4.91%, Maturing November 24, 2014	1,333,619
Van Houtte, Inc.
873,389	Term Loan, 5.30%, Maturing July 11, 2014	826,444
119,098	Term Loan, 5.30%, Maturing July 11, 2014	112,697
		$2,875,212

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Brokers, Dealers and Investment Houses — 0.1%
AmeriTrade Holding Corp.
$728,837	Term Loan, 3.98%, Maturing December 31, 2012	$708,414
		$708,414
Building and Development — 2.9%
AIMCO Properties, L.P.
$1,225,000	Term Loan, 3.98%, Maturing March 23, 2011	$1,169,875
Beacon Sales Acquisition, Inc.
1,657,754	Term Loan, 4.68%, Maturing September 30, 2013	1,421,524
Brickman Group Holdings, Inc.
1,682,740	Term Loan, 4.80%, Maturing January 23, 2014	1,564,948
Building Materials Corp. of America
788,075	Term Loan, 5.69%, Maturing February 22, 2014	703,751
Capital Automotive (REIT)
325,592	Term Loan, 4.21%, Maturing December 16, 2010	315,468
Contech Construction Products
783,855	Term Loan, 4.68%, Maturing January 13, 2013	689,793
Epco/Fantome, LLC
230,000	Term Loan, 5.11%, Maturing November 23, 2010	204,021
General Growth Properties, Inc.
348,684	Term Loan, 3.60%, Maturing February 24, 2011	314,470
LNR Property Corp.
1,980,000	Term Loan, 6.03%, Maturing July 3, 2011	1,664,437
Mueller Water Products, Inc.
3,898,694	Term Loan, 4.56%, Maturing May 24, 2014	3,707,007
NCI Building Systems, Inc.
187,047	Term Loan, 3.99%, Maturing June 18, 2010	182,371
Panolam Industries Holdings, Inc.
1,686,869	Term Loan, 5.55%, Maturing September 30, 2012	1,518,182
Re/Max International, Inc.
491,944	Term Loan, 6.23%, Maturing December 17, 2012	445,210
Realogy Corp.
546,000	Term Loan, 5.46%, Maturing September 1, 2014	466,050
2,028,000	Term Loan, 5.48%, Maturing September 1, 2014	1,731,042
South Edge, LLC
750,000	Term Loan, 7.25%, Maturing October 31, 2009	466,875
Standard Pacific Corp.
450,000	Term Loan, 4.47%, Maturing May 5, 2013	376,125
Stile Acquisition Corp.
319,547	Term Loan, 4.89%, Maturing April 6, 2013	296,779
319,003	Term Loan, 4.89%, Maturing April 6, 2013	296,274
TRU 2005 RE Holding Co.
4,950,000	Term Loan, 5.46%, Maturing December 9, 2008	4,671,562
Wintergames Acquisition ULC
2,314,111	Term Loan, 5.89%, Maturing April 24, 2009	2,209,976
		$24,415,740

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services — 7.8%
ACCO Brands Corp.
$1,340,476	Term Loan, 4.49%, Maturing August 17, 2012	$1,306,964
Activant Solutions, Inc.
500,000	Term Loan, Maturing May 1, 2013(2)	447,500
998,109	Term Loan, 4.75%, Maturing May 1, 2013	887,069
992,481	Term Loan, 5.00%, Maturing May 1, 2013	878,943
Acxiom Corp.
1,273,750	Term Loan, 4.42%, Maturing September 15, 2012	1,241,906
Affiliated Computer Services
1,890,501	Term Loan, 4.47%, Maturing March 20, 2013	1,835,263
4,169,681	Term Loan, 4.48%, Maturing March 20, 2013	4,047,847
Affinion Group, Inc.
2,500,000	Term Loan, Maturing October 17, 2012(2)	2,431,250
1,223,414	Term Loan, 5.17%, Maturing October 17, 2012	1,174,255
Allied Security Holdings, LLC
327,446	Term Loan, 5.49%, Maturing June 30, 2010	312,711
DynCorp International, LLC
703,823	Term Loan, 4.81%, Maturing February 11, 2011	677,429
Education Management, LLC
4,250,559	Term Loan, 4.56%, Maturing June 1, 2013	3,944,166
Euronet Worldwide, Inc.
993,333	Term Loan, Maturing April 4, 2012(2)	951,117
Info USA, Inc.
985,000	Term Loan, 4.81%, Maturing February 14, 2012	945,600
Information Resources, Inc.
859,404	Term Loan, 4.41%, Maturing May 7, 2014	751,979
Intergraph Corp.
1,674,762	Term Loan, 4.65%, Maturing May 29, 2014	1,611,958
1,000,000	Term Loan - Second Lien, 8.65%, Maturing November 29, 2014	970,000
iPayment, Inc.
500,000	Term Loan, Maturing May 10, 2013(2)	440,625
1,699,285	Term Loan, 4.64%, Maturing May 10, 2013	1,489,247
Kronos, Inc.
786,286	Term Loan, 5.05%, Maturing June 11, 2014	725,840
Language Line, Inc.
474,130	Term Loan, 6.06%, Maturing June 11, 2011	445,683
Mitchell International, Inc.
1,481,250	Term Loan, 4.80%, Maturing March 28, 2014	1,423,852
N.E.W. Holdings I, LLC
1,162,820	Term Loan, 5.22%, Maturing May 22, 2014	1,054,532
Protection One, Inc.
2,023,123	Term Loan, 4.74%, Maturing March 31, 2012	1,881,505
Quintiles Transnational Corp.
3,397,224	Term Loan, 4.90%, Maturing March 31, 2013	3,291,060

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
RiskMetrics Group Holdings, LLC
$1,501,533	Term Loan, 4.80%, Maturing January 11, 2014	$1,460,241
Sabre, Inc.
5,190,795	Term Loan, 4.73%, Maturing September 30, 2014	4,302,801
Safenet, Inc.
742,500	Term Loan, 5.46%, Maturing April 12, 2014	653,400
Serena Software, Inc.
890,435	Term Loan, 4.68%, Maturing March 10, 2013	816,974
Sitel (Client Logic)
1,016,330	Term Loan, 6.21%, Maturing January 29, 2014	802,901
Solera Nederland Holdings
1,473,830	Term Loan, 4.79%, Maturing May 15, 2014	1,400,138
SunGard Data Systems, Inc.
8,902,757	Term Loan, 4.51%, Maturing February 11, 2013	8,450,942
TDS Investor Corp.
3,479,943	Term Loan, 4.73%, Maturing August 23, 2013	3,144,999
1,367,022	Term Loan, 4.73%, Maturing August 23, 2013	1,233,357
274,294	Term Loan, 5.05%, Maturing August 23, 2013	247,474
Transaction Network Services, Inc.
387,041	Term Loan, 4.45%, Maturing May 4, 2012	360,916
URS Corp.
422,972	Term Loan, 5.31%, Maturing May 15, 2013	423,765
Valassis Communications, Inc.
1,512,741	Term Loan, 4.56%, Maturing March 2, 2014	1,445,298
VWR International, Inc.
1,175,000	Term Loan, 4.98%, Maturing June 28, 2013	1,082,469
West Corp.
3,461,287	Term Loan, 5.09%, Maturing October 24, 2013	3,181,293
		$64,175,269
Cable and Satellite Television — 5.3%
Atlantic Broadband Finance, LLC
$1,626,781	Term Loan, 5.06%, Maturing February 10, 2011	$1,575,266
Bresnan Broadband Holdings, LLC
2,700,000	Term Loan, 4.98%, Maturing March 29, 2014	2,605,500
1,300,000	Term Loan, 5.02%, Maturing March 29, 2014	1,254,500
Cequel Communications, LLC
3,957,462	Term Loan, 4.72%, Maturing November 5, 2013	3,719,025
1,000,000	Term Loan - Second Lien, 7.37%, Maturing May 5, 2014	888,750
Charter Communications Operating, Inc.
8,392,269	Term Loan, 4.90%, Maturing April 28, 2013	7,388,058
CSC Holdings, Inc.
4,752,428	Term Loan, 4.23%, Maturing March 29, 2013	4,525,708
CW Media Holdings, Inc.
446,625	Term Loan, 6.05%, Maturing February 15, 2015	433,226

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
DirectTV Holdings, LLC
$1,798,287	Term Loan, 3.98%, Maturing April 13, 2013	$1,753,190
1,000,000	Term Loan, 5.25%, Maturing April 13, 2013	995,750
Insight Midwest Holdings, LLC
3,712,500	Term Loan, 4.69%, Maturing April 6, 2014	3,577,933
MCC Iowa, LLC
159,250	Term Loan, 3.97%, Maturing March 31, 2010	153,676
Mediacom Broadband Group
1,241,199	Term Loan, 4.23%, Maturing January 31, 2015	1,142,421
1,989,912	Term Loan, 4.23%, Maturing January 31, 2015	1,831,549
1,500,000	Term Loan, 6.50%, Maturing January 3, 2016	1,494,687
Mediacom Illinois, LLC
2,386,162	Term Loan, 4.23%, Maturing January 31, 2015	2,192,287
NTL Investment Holdings, Ltd.
1,490,032	Term Loan, 4.94%, Maturing March 30, 2012	1,433,411
UPC Broadband Holding B.V.
7,500,000	Term Loan, 4.21%, Maturing December 31, 2014	7,100,625
		$44,065,562
Chemicals and Plastics — 6.1%
AZ Chem US, Inc.
$933,973	Term Loan, 4.65%, Maturing February 28, 2013	$807,887
Brenntag Holding GmbH and Co. KG
718,455	Term Loan, Maturing December 23, 2013(2)	682,532
255,273	Term Loan, 5.79%, Maturing December 23, 2013	239,956
1,044,727	Term Loan, 5.79%, Maturing December 23, 2013	974,859
Celanese Holdings, LLC
6,840,570	Term Loan, 4.19%, Maturing April 2, 2014	6,520,986
Cognis GmbH
975,000	Term Loan, 4.81%, Maturing September 15, 2013	893,344
Columbian Chemicals Acquisition
1,320,682	Term Loan, 6.05%, Maturing March 16, 2013	1,241,441
Foamex L.P.
1,152,353	Term Loan, 5.95%, Maturing February 12, 2013	982,381
Georgia Gulf Corp.
1,100,781	Term Loan, 4.95%, Maturing October 3, 2013	1,063,079
Hercules, Inc.
259,486	Term Loan, 3.98%, Maturing October 8, 2010	254,459
Hexion Specialty Chemicals, Inc.
495,000	Term Loan, 5.06%, Maturing May 5, 2012	446,737
2,288,405	Term Loan, 4.94%, Maturing May 5, 2013	2,065,286
1,682,334	Term Loan, 5.00%, Maturing May 5, 2013	1,518,306
495,842	Term Loan, 5.06%, Maturing May 5, 2013	447,497

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Huish Detergents, Inc.
$594,000	Term Loan, 4.81%, Maturing April 26, 2014	$539,055
Huntsman International, LLC
3,629,268	Term Loan, 4.23%, Maturing August 16, 2012	3,375,220
INEOS Group
1,500,000	Term Loan, Maturing December 14, 2013(2)	1,373,750
2,911,500	Term Loan, 4.88%, Maturing December 14, 2013	2,624,172
1,500,000	Term Loan, Maturing December 14, 2014(2)	1,373,750
2,911,500	Term Loan, 5.38%, Maturing December 14, 2014	2,624,172
Innophos, Inc.
1,600,231	Term Loan, 4.81%, Maturing August 10, 2010	1,580,228
Invista B.V.
195,000	Term Loan, 4.30%, Maturing April 30, 2010	184,275
160,707	Term Loan, 4.30%, Maturing April 29, 2011	154,279
85,186	Term Loan, 4.30%, Maturing April 29, 2011	81,779
ISP Chemco, Inc.
2,772,000	Term Loan, 4.13%, Maturing June 4, 2014	2,626,470
Kleopatra
1,175,000	Term Loan, 5.21%, Maturing January 3, 2016	865,094
Kranton Polymers, LLC
1,772,963	Term Loan, 4.75%, Maturing May 12, 2013	1,679,883
Lucite International Group Holdings
1,698,053	Term Loan, 5.15%, Maturing July 7, 2013	1,492,164
525,125	Term Loan, 5.15%, Maturing July 7, 2013	461,454
MacDermid, Inc.
2,294,991	Term Loan, 4.80%, Maturing April 12, 2014	2,117,129
Millenium Inorganic Chemicals
870,625	Term Loan, 5.05%, Maturing April 30, 2014	755,267
Momentive Performance Material
2,123,503	Term Loan, 4.75%, Maturing December 4, 2013	1,951,499
Mosaic Co.
82,095	Term Loan, 4.44%, Maturing December 21, 2012	81,659
MSCI, Inc.
995,000	Term Loan, 5.40%, Maturing November 5, 2014	995,622
Nalco Co.
2,488,405	Term Loan, 4.68%, Maturing November 4, 2010	2,465,743
Propex Fabrics, Inc.
158,868	Term Loan, 9.00%, Maturing July 31, 2012	100,881
Rockwood Specialties Group, Inc.
2,854,655	Term Loan, 4.40%, Maturing December 10, 2012	2,756,780
Solo Cup Co.
182,429	Term Loan, 6.04%, Maturing February 27, 2011	179,351
		$50,578,426

Principal Amount	Borrower/Tranche Description	Value
Clothing / Textiles — 0.3%
Hanesbrands, Inc.
$1,290,045	Term Loan, 4.64%, Maturing September 5, 2013	$1,250,941
The William Carter Co.
1,041,330	Term Loan, 4.28%, Maturing July 14, 2012	995,771
		$2,246,712
Conglomerates — 2.5%
Amsted Industries, Inc.
$2,487,892	Term Loan, 4.72%, Maturing October 15, 2010	$2,438,134
465,800	Term Loan, 4.79%, Maturing April 5, 2013	456,484
Doncasters (Dunde HoldCo 4 Ltd.)
675,760	Term Loan, 4.98%, Maturing July 13, 2015	604,805
675,760	Term Loan, 5.48%, Maturing July 13, 2015	604,805
GenTek, Inc.
687,051	Term Loan, 4.76%, Maturing February 28, 2011	644,969
Jarden Corp.
2,177,600	Term Loan, 4.55%, Maturing January 24, 2012	2,081,725
87,150	Term Loan, 4.55%, Maturing January 24, 2012	83,312
1,989,964	Term Loan, 5.30%, Maturing January 24, 2012	1,946,610
Johnson Diversey, Inc.
1,240,575	Term Loan, 4.78%, Maturing December 16, 2011	1,200,257
Polymer Group, Inc.
1,459,527	Term Loan, 5.04%, Maturing November 22, 2012	1,350,063
RBS Global, Inc.
1,693,203	Term Loan, 4.73%, Maturing July 19, 2013	1,608,542
2,401,639	Term Loan, 5.31%, Maturing July 19, 2013	2,272,551
RGIS Holdings, LLC
116,738	Term Loan, 5.30%, Maturing April 30, 2014	102,048
2,334,753	Term Loan, 5.35%, Maturing April 30, 2014	2,040,964
US Investigations Services, Inc.
2,803,766	Term Loan, 5.55%, Maturing February 21, 2015	2,602,828
Vertrue, Inc.
570,688	Term Loan, 5.81%, Maturing August 16, 2014	522,179
		$20,560,276
Containers and Glass Products — 2.7%
Berry Plastics Corp.
$3,706,847	Term Loan, 4.78%, Maturing April 3, 2015	$3,365,287
Consolidated Container Co.
740,625	Term Loan, 5.15%, Maturing March 28, 2014	587,562
Crown Americas, Inc.
490,000	Term Loan, 4.43%, Maturing November 15, 2012	478,975
Graham Packaging Holdings Co.
6,438,606	Term Loan, 4.98%, Maturing October 7, 2011	6,197,158

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Graphic Packaging International, Inc.
$6,023,258	Term Loan, 4.80%, Maturing May 16, 2014	$5,710,266
497,500	Term Loan, 5.54%, Maturing May 16, 2014	480,917
JSG Acquisitions
195,000	Term Loan, 4.60%, Maturing December 31, 2013	182,325
195,000	Term Loan, 4.85%, Maturing December 13, 2014	182,325
Kranson Industries, Inc.
294,402	Term Loan, 5.06%, Maturing July 31, 2013	273,794
Owens-Brockway Glass Container
406,938	Term Loan, 3.98%, Maturing June 14, 2013	397,781
Pregis Corp.
1,264,250	Term Loan, 5.05%, Maturing October 12, 2011	1,175,752
Smurfit-Stone Container Corp.
241,407	Term Loan, 4.50%, Maturing November 1, 2011	235,003
597,272	Term Loan, 4.64%, Maturing November 1, 2011	581,427
1,491,528	Term Loan, 4.64%, Maturing November 1, 2011	1,451,961
505,255	Term Loan, 4.81%, Maturing November 1, 2011	491,852
Tegrant Holding Corp.
987,500	Term Loan, 5.56%, Maturing March 8, 2013	669,854
		$22,462,239
Cosmetics / Toiletries — 0.3%
American Safety Razor Co.
$2,166,342	Term Loan, 5.37%, Maturing July 31, 2013	$2,068,857
Bausch & Lomb, Inc.
80,000	Term Loan, 6.05%, Maturing April 30, 2015(4)	78,575
318,400	Term Loan, 6.05%, Maturing April 30, 2015	312,729
Prestige Brands, Inc.
228,359	Term Loan, 4.75%, Maturing April 7, 2011	224,934
		$2,685,095
Drugs — 0.9%
Chattem, Inc.
$639,430	Term Loan, 4.46%, Maturing January 2, 2013	$626,642
Graceway Pharmaceuticals, LLC
1,029,274	Term Loan, 5.55%, Maturing May 3, 2012	887,749
Pharmaceutical Holdings Corp.
246,446	Term Loan, 5.74%, Maturing January 30, 2012	237,821
Royal Pharma Finance Trust
493,750	Term Loan, 5.05%, Maturing April 16, 2013	491,744
Stiefel Laboratories, Inc.
1,023,490	Term Loan, 4.97%, Maturing December 28, 2013	995,344
1,338,119	Term Loan, 4.97%, Maturing December 28, 2013	1,291,285

Principal Amount	Borrower/Tranche Description	Value
Drugs (continued)
Warner Chilcott Corp.
$2,264,595	Term Loan, 4.71%, Maturing January 18, 2012	$2,209,395
749,307	Term Loan, 4.80%, Maturing January 18, 2012	731,042
		$7,471,022
Ecological Services and Equipment — 1.0%
Allied Waste Industries, Inc.
$799,549	Term Loan, 4.05%, Maturing January 15, 2012	$792,608
1,329,840	Term Loan, 4.27%, Maturing January 15, 2012	1,318,296
Big Dumpster Merger Sub, Inc.
1,025,483	Term Loan, 5.05%, Maturing February 5, 2013	846,024
Casella Waste Systems, Inc.
994,857	Term Loan, 4.40%, Maturing April 28, 2010	971,229
IESI Corp.
2,000,000	Term Loan, 4.40%, Maturing January 20, 2012	1,942,500
Sensus Metering Systems, Inc.
5,062	Term Loan, 4.48%, Maturing December 17, 2010	4,809
196,435	Term Loan, 4.65%, Maturing December 17, 2010	186,613
Synagro Technologies, Inc.
742,500	Term Loan, 4.69%, Maturing June 21, 2012	645,047
Waste Services, Inc.
814,129	Term Loan, 5.15%, Maturing March 31, 2011	812,094
Wastequip, Inc.
431,782	Term Loan, 5.05%, Maturing February 5, 2013	356,221
		$7,875,441
Electronics / Electrical — 3.5%
Aspect Software, Inc.
$1,088,974	Term Loan, 5.81%, Maturing July 11, 2011	$1,067,195
Baldor Electric Co.
786,579	Term Loan, 4.46%, Maturing January 31, 2014	761,605
Fairchild Semiconductor Corp.
563,500	Term Loan, 4.30%, Maturing June 26, 2013	541,664
Freescale Semiconductor, Inc.
1,000,000	Term Loan, Maturing December 1, 2013(2)	915,000
5,346,368	Term Loan, 4.21%, Maturing December 1, 2013	4,844,329
Infor Enterprise Solutions Holdings
2,484,950	Term Loan, 5.55%, Maturing July 28, 2012	2,118,420
1,453,505	Term Loan, 6.55%, Maturing July 28, 2012	1,242,747
758,351	Term Loan, 6.55%, Maturing July 28, 2012	648,390
Invensys International Holding
1,402,941	Term Loan, 4.71%, Maturing December 15, 2010	1,395,926
Network Solutions, LLC
858,184	Term Loan, 5.18%, Maturing March 7, 2014	716,584

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Open Solutions, Inc.
$4,167,719	Term Loan, 5.15%, Maturing January 23, 2014	$3,771,785
Sensata Technologies Finance Co.
3,564,809	Term Loan, 4.66%, Maturing April 27, 2013	3,312,302
Spectrum Brands, Inc.
120,609	Term Loan, 6.47%, Maturing March 30, 2013	115,181
2,361,319	Term Loan, 6.63%, Maturing March 30, 2013	2,255,060
SS&C Technologies, Inc.
1,524,210	Term Loan, 4.78%, Maturing November 23, 2012	1,446,094
VeriFone, Inc.
1,943,572	Term Loan, 5.65%, Maturing October 31, 2013	1,865,829
Vertafore, Inc.
2,222,015	Term Loan, 5.14%, Maturing January 31, 2012	2,099,804
		$29,117,915
Equipment Leasing — 0.4%
Maxim Crane Works, L.P.
$620,313	Term Loan, 4.45%, Maturing June 29, 2014	$618,374
The Hertz Corp.
2,095,935	Term Loan, 4.23%, Maturing December 21, 2012	1,988,518
379,938	Term Loan, 4.55%, Maturing December 21, 2012	360,466
		$2,967,358
Farming / Agriculture — 0.2%
BF Bolthouse HoldCo, LLC
$1,429,765	Term Loan, 5.00%, Maturing December 16, 2012	$1,390,446
Central Garden & Pet Co.
244,375	Term Loan, 3.99%, Maturing February 28, 2014	216,883
		$1,607,329
Financial Intermediaries — 1.8%
Asset Acceptance Capital Corp.
$548,750	Term Loan, Maturing June 5, 2013(2)	$519,941
1,575,543	Term Loan, 5.25%, Maturing June 5, 2013	1,487,516
Citco III, Ltd.
2,999,664	Term Loan, 5.13%, Maturing June 30, 2014	2,729,694
E.A. Viner International Co.
503,600	Term Loan, 5.81%, Maturing July 31, 2013	475,902
Grosvenor Capital Management
1,659,753	Term Loan, 4.55%, Maturing December 5, 2013	1,593,363
INVESTools, Inc.
1,536,000	Term Loan, 6.06%, Maturing August 13, 2012	1,397,760
LPL Holdings, Inc.
3,181,479	Term Loan, 4.67%, Maturing December 18, 2014	3,022,405

Principal Amount	Borrower/Tranche Description	Value
Financial Intermediaries (continued)
Nuveen Investments, Inc.
$1,546,125	Term Loan, 5.48%, Maturing November 2, 2014	$1,448,719
Oxford Acquisition III, Ltd.
1,833,275	Term Loan, 4.67%, Maturing May 24, 2014	1,683,556
RJO Holdings Corp. (RJ O'Brien)
498,744	Term Loan, Maturing July 31, 2014(2)	339,146
		$14,698,002
Food Products — 2.2%
Acosta, Inc.
$2,903,300	Term Loan, 4.74%, Maturing July 28, 2013	$2,754,506
Advance Food Company, Inc.
19,900	Term Loan, 4.56%, Maturing March 16, 2014	18,059
230,416	Term Loan, 4.56%, Maturing March 16, 2014	209,103
Advantage Sales & Marketing, Inc.
3,087,695	Term Loan, 4.57%, Maturing March 29, 2013	2,910,153
American Seafoods Group, LLC
341,950	Term Loan, 4.30%, Maturing September 30, 2011	323,143
1,182,203	Term Loan, 4.55%, Maturing September 30, 2012	1,126,049
B&G Foods, Inc.
1,500,000	Term Loan, 4.65%, Maturing February 23, 2013	1,443,750
Birds Eye Foods, Inc.
736,807	Term Loan, 4.56%, Maturing March 22, 2013	707,334
Dean Foods Co.
3,458,731	Term Loan, 4.31%, Maturing April 2, 2014	3,279,527
Dole Food Company, Inc.
93,660	Term Loan, 4.71%, Maturing April 12, 2013	87,265
686,648	Term Loan, 4.79%, Maturing April 12, 2013	639,763
205,994	Term Loan, 4.87%, Maturing April 12, 2013	191,929
Michael Foods, Inc.
252,790	Term Loan, 4.87%, Maturing November 21, 2010	247,734
Pinnacle Foods Finance, LLC
3,093,750	Term Loan, 5.37%, Maturing April 2, 2014	2,891,883
Reddy Ice Group, Inc.
1,675,000	Term Loan, 4.46%, Maturing August 9, 2012	1,457,250
		$18,287,448
Food Service — 2.6%
AFC Enterprises, Inc.
$759,098	Term Loan, 5.06%, Maturing May 23, 2009	$709,757
Aramark Corp.
7,923,405	Term Loan, 4.68%, Maturing January 26, 2014	7,492,118
503,242	Term Loan, 5.21%, Maturing January 26, 2014	475,849

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Service (continued)
Buffets, Inc.
$751,050	DIP Loan, 11.25%, Maturing January 22, 2009	$754,806
411,168	Term Loan, 9.73%, Maturing January 22, 2009	246,701
40,947	Term Loan, 9.73%, Maturing January 22, 2009	24,568
128,155	Term Loan, 4.83%, Maturing May 1, 2013	76,252
855,283	Term Loan, 9.73%, Maturing November 1, 2013	508,893
CBRL Group, Inc.
1,555,625	Term Loan, 4.29%, Maturing April 27, 2013	1,471,280
Denny's, Inc.
456,667	Term Loan, 4.70%, Maturing March 31, 2012	431,835
123,333	Term Loan, 4.70%, Maturing March 31, 2012	116,627
JRD Holdings, Inc.
3,460,156	Term Loan, 5.20%, Maturing June 26, 2014	3,252,547
NPC International, Inc.
903,914	Term Loan, 4.49%, Maturing May 3, 2013	836,120
OSI Restaurant Partners, LLC
254,791	Term Loan, 4.60%, Maturing May 9, 2013	219,375
3,107,348	Term Loan, 5.13%, Maturing May 9, 2014	2,675,426
QCE Finance, LLC
500,000	Term Loan, Maturing May 5, 2013(2)	451,250
982,462	Term Loan, 4.81%, Maturing May 5, 2013	850,352
Sagittarius Restaurants, LLC
244,375	Term Loan, 9.50%, Maturing March 29, 2013	192,445
Weight Watchers International, Inc.
985,000	Term Loan, 4.25%, Maturing January 26, 2014	958,528
		$21,744,729
Food / Drug Retailers — 1.7%
General Nutrition Centers, Inc.
$2,299,669	Term Loan, 5.01%, Maturing September 16, 2013	$2,119,529
Krispy Kreme Doughnut Corp.
341,538	Term Loan, 8.75%, Maturing February 16, 2014	327,022
Pantry, Inc. (The)
2,117,500	Term Loan, 4.24%, Maturing May 15, 2014	1,921,631
609,583	Term Loan, 4.24%, Maturing May 15, 2014	553,197
Rite Aid Corp.
5,137,125	Term Loan, 4.23%, Maturing June 1, 2014	4,644,819
Roundy's Supermarkets, Inc.
3,556,558	Term Loan, 5.23%, Maturing November 3, 2011	3,423,187
Supervalu, Inc.
1,494,024	Term Loan, 3.73%, Maturing June 1, 2012	1,442,480
		$14,431,865

Principal Amount	Borrower/Tranche Description	Value
Forest Products — 1.4%
Appleton Papers, Inc.
$891,000	Term Loan, 4.46%, Maturing June 5, 2014	$831,600
Georgia-Pacific Corp.
500,000	Term Loan, Maturing December 20, 2012(2)	475,000
5,848,239	Term Loan, 4.45%, Maturing December 20, 2012	5,529,044
2,781,690	Term Loan, 4.47%, Maturing December 20, 2012	2,630,869
Newpage Corp.
1,517,375	Term Loan, 6.56%, Maturing December 5, 2014	1,510,453
Xerium Technologies, Inc.
709,667	Term Loan, 8.30%, Maturing May 18, 2012	641,362
		$11,618,328
Healthcare — 9.5%
Accellent, Inc.
$1,472,324	Term Loan, 5.14%, Maturing November 22, 2012	$1,345,336
Advanced Medical Optics, Inc.
3,718,049	Term Loan, 4.52%, Maturing April 2, 2014	3,432,224
American Medical Systems
591,308	Term Loan, 4.93%, Maturing July 20, 2012	554,351
AMN Healthcare, Inc.
959,800	Term Loan, 4.55%, Maturing November 2, 2011	937,605
AMR HoldCo, Inc.
1,424,800	Term Loan, 4.69%, Maturing February 10, 2012	1,394,523
Biomet, Inc.
2,982,487	Term Loan, 5.80%, Maturing December 26, 2014	2,928,015
Bright Horizons Family Solutions, Inc.
800,000	Term Loan, 7.49%, Maturing May 15, 2015	789,750
Cardinal Health 409, Inc.
500,000	Term Loan, Maturing April 10, 2014(2)	430,000
4,206,490	Term Loan, 5.05%, Maturing April 10, 2014	3,779,367
Carestream Health, Inc.
3,819,176	Term Loan, 4.81%, Maturing April 30, 2013	3,405,433
Community Health Systems, Inc.
324,826	Term Loan, 0.00%, Maturing July 25, 2014(4)	306,632
6,349,167	Term Loan, 4.86%, Maturing July 25, 2014	5,993,550
Concentra, Inc.
470,250	Term Loan, 5.05%, Maturing June 25, 2014	424,401
ConMed Corp.
684,995	Term Loan, 3.98%, Maturing April 13, 2013	685,851
CRC Health Corp.
1,694,818	Term Loan, 5.05%, Maturing February 6, 2013	1,586,773
768,595	Term Loan, 5.05%, Maturing February 6, 2013	719,597
DaVita, Inc.
3,056,280	Term Loan, 4.08%, Maturing October 5, 2012	2,943,008

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
DJO Finance, LLC
$547,250	Term Loan, 5.63%, Maturing May 15, 2014	$533,569
Fresenius Medical Care Holdings
1,264,760	Term Loan, 4.16%, Maturing March 31, 2013	1,230,770
Hanger Orthopedic Group, Inc.
302,508	Term Loan, 4.49%, Maturing May 30, 2013	293,622
HCA, Inc.
500,000	Term Loan, Maturing November 18, 2013(2)	473,125
9,650,879	Term Loan, 5.05%, Maturing November 18, 2013	9,074,579
Health Management Association, Inc.
500,000	Term Loan, Maturing February 28, 2014(2)	467,813
7,100,299	Term Loan, 4.55%, Maturing February 28, 2014	6,615,665
HealthSouth Corp.
1,000,000	Term Loan, Maturing March 10, 2013(2)	951,250
2,488,778	Term Loan, 5.29%, Maturing March 10, 2013	2,359,353
Ikaria Acquisition, Inc.
805,978	Term Loan, 4.73%, Maturing March 28, 2013	769,709
IM U.S. Holdings, LLC
1,337,741	Term Loan, 4.81%, Maturing June 26, 2014	1,267,509
Invacare Corp.
1,032,862	Term Loan, 5.04%, Maturing February 12, 2013	965,726
inVentiv Health, Inc.
1,589,034	Term Loan, 4.56%, Maturing July 6, 2014	1,497,665
Leiner Health Products, Inc.
326,317	Term Loan, 8.50%, Maturing September 10, 2008(4)	323,054
667,813	Term Loan, 11.50%, Maturing September 10, 2008(4)	661,135
231,521	Term Loan, 8.75%, Maturing May 27, 2011(5)	219,945
LifePoint Hospitals, Inc.
1,449,394	Term Loan, 4.27%, Maturing April 15, 2012	1,414,971
MultiPlan Merger Corp.
1,928,651	Term Loan, 5.00%, Maturing April 12, 2013	1,829,206
2,101,386	Term Loan, 5.00%, Maturing April 12, 2013	1,993,034
Mylan, Inc.
1,395,494	Term Loan, 5.75%, Maturing October 2, 2014	1,384,155
National Mentor Holdings, Inc.
73,271	Term Loan, 4.44%, Maturing June 29, 2013	63,563
1,204,512	Term Loan, 4.81%, Maturing June 29, 2013	1,044,914
National Rental Institutes, Inc.
232,953	Term Loan, 5.00%, Maturing March 31, 2013	204,416
Physiotherapy Associates, Inc.
582,167	Term Loan, 6.25%, Maturing June 27, 2013	477,377
Psychiatric Solutions Inc.
992,821	Term Loan, 4.30%, Maturing May 31, 2014	960,555
RadNet Management, Inc.
475,008	Term Loan, Maturing November 15, 2012(2)	456,007
492,502	Term Loan, 6.92%, Maturing November 15, 2012	472,803

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
ReAble Therapeutics Finance, LLC
$3,806,411	Term Loan, 4.81%, Maturing November 16, 2013	$3,635,123
Renal Advantage, Inc.
757,759	Term Loan, 5.28%, Maturing October 5, 2012	712,293
Select Medical Holdings Corp.
2,264,673	Term Loan, 4.68%, Maturing February 24, 2012	2,113,223
Sunrise Medical Holdings, Inc.
533,516	Term Loan, 6.84%, Maturing May 13, 2010	447,193
United Surgical Partners International
161,290	Term Loan, 4.92%, Maturing April 19, 2014(4)	150,000
828,226	Term Loan, 5.49%, Maturing April 19, 2014	770,250
Vanguard Health Holding Co., LLC
977,724	Term Loan, 5.05%, Maturing September 23, 2011	945,948
Viant Holdings, Inc.
396,000	Term Loan, 5.05%, Maturing June 25, 2014	356,400
		$78,792,336
Home Furnishings — 1.5%
Hunter Fan Co.
$281,675	Term Loan, 5.18%, Maturing April 16, 2014	$224,636
Interline Brands, Inc.
1,689,960	Term Loan, 4.23%, Maturing June 23, 2013	1,605,462
1,167,319	Term Loan, 4.23%, Maturing June 23, 2013	1,108,953
National Bedding Co., LLC
734,925	Term Loan, Maturing August 31, 2011(2)	595,289
3,744,228	Term Loan, 4.60%, Maturing August 31, 2011	3,025,358
290,884	Term Loan - Second Lien, 7.48%, Maturing August 31, 2012	211,618
Oreck Corp.
491,117	Term Loan, 5.61%, Maturing February 2, 2012(3)	228,860
Sealy Mattress Co.
1,925,000	Term Loan, 3.94%, Maturing August 25, 2011	1,790,250
1,175,999	Term Loan, 4.30%, Maturing August 25, 2012	1,120,139
Simmons Co.
2,777,728	Term Loan, 5.59%, Maturing December 19, 2011	2,586,760
		$12,497,325
Industrial Equipment — 2.3%
Brand Energy and Infrastructure Services, Inc.
$544,830	Term Loan, 6.08%, Maturing February 7, 2014	$517,588
Bucyrus International, Inc.
496,250	Term Loan, 4.20%, Maturing May 4, 2014	483,844
CEVA Group PLC U.S.
743,770	Term Loan, 5.48%, Maturing January 4, 2014	702,862
1,755,119	Term Loan, 5.63%, Maturing January 4, 2014	1,658,587
484,835	Term Loan, 5.80%, Maturing January 4, 2014	458,169

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
EPD Holdings (Goodyear Engineering Products)
$254,969	Term Loan, 4.99%, Maturing July 13, 2014	$230,428
1,782,473	Term Loan, 5.40%, Maturing July 13, 2014	1,610,910
Flowserve Corp.
230,224	Term Loan, 4.31%, Maturing August 10, 2012	223,605
Generac Acquisition Corp.
1,277,719	Term Loan, 5.18%, Maturing November 7, 2013	1,072,485
Gleason Corp.
174,893	Term Loan, 4.46%, Maturing June 30, 2013	167,898
336,936	Term Loan, 4.46%, Maturing June 30, 2013	323,458
Itron, Inc.
281,683	Term Loan, 4.49%, Maturing April 18, 2014	274,112
Jason, Inc.
292,216	Term Loan, 4.98%, Maturing April 30, 2010	262,995
John Maneely Co.
500,000	Term Loan, Maturing December 8, 2013(2)	470,000
1,982,013	Term Loan, 5.98%, Maturing December 8, 2013	1,857,774
Kinetek Acquisition Corp.
47,011	Term Loan, 4.98%, Maturing November 10, 2013	43,721
470,114	Term Loan, 5.24%, Maturing November 10, 2013	437,206
135,000	Term Loan, 5.40%, Maturing July 11, 2014	128,250
360,000	Term Loan, 5.40%, Maturing July 11, 2014	342,000
Polypore, Inc.
4,644,447	Term Loan, 4.74%, Maturing July 3, 2014	4,467,377
Sequa Corp.
2,487,895	Term Loan, 6.03%, Maturing November 30, 2014	2,377,495
TFS Acquisition Corp.
1,203,562	Term Loan, 6.30%, Maturing August 11, 2013	1,131,349
		$19,242,113
Insurance — 1.5%
Alliant Holdings I, Inc.
$694,750	Term Loan, 5.80%, Maturing August 21, 2014	$656,539
AmWINS Group, Inc.
495,000	Term Loan, 5.07%, Maturing June 8, 2013	415,800
Applied Systems, Inc.
960,744	Term Loan, 5.31%, Maturing September 26, 2013	912,707
CCC Information Services Group, Inc.
785,685	Term Loan, 5.06%, Maturing February 10, 2013	773,900
Conseco, Inc.
4,434,960	Term Loan, 4.48%, Maturing October 10, 2013	3,869,503
Crawford & Company
875,357	Term Loan, 5.56%, Maturing October 31, 2013	844,720
Crump Group, Inc.
721,709	Term Loan, 5.81%, Maturing August 4, 2014	678,406

Principal Amount	Borrower/Tranche Description	Value
Insurance (continued)
Hub International Holdings, Inc.
$468,890	Term Loan, 5.30%, Maturing June 13, 2014(4)	$436,654
2,086,513	Term Loan, 5.30%, Maturing June 13, 2014	1,943,065
U.S.I. Holdings Corp.
1,783,241	Term Loan, 5.56%, Maturing May 4, 2014	1,658,414
		$12,189,708
Leisure Goods / Activities / Movies — 5.0%
AMC Entertainment, Inc.
$4,645,848	Term Loan, 4.23%, Maturing January 26, 2013	$4,427,660
AMF Bowling Worldwide, Inc.
495,000	Term Loan, 5.22%, Maturing June 8, 2013	404,663
Bombardier Recreational Products
2,483,586	Term Loan, 5.32%, Maturing June 28, 2013	2,272,481
Carmike Cinemas, Inc.
827,878	Term Loan, 6.31%, Maturing May 19, 2012	800,455
607,392	Term Loan, 6.47%, Maturing May 19, 2012	587,272
Cedar Fair, L.P.
3,687,358	Term Loan, 4.48%, Maturing August 30, 2012	3,504,015
Cinemark, Inc.
3,946,332	Term Loan, 4.48%, Maturing October 5, 2013	3,767,102
Dave & Buster's, Inc.
47,813	Term Loan, 5.05%, Maturing March 8, 2013	45,661
122,188	Term Loan, 5.05%, Maturing March 8, 2013	116,689
Deluxe Entertainment Services
1,164,909	Term Loan, 5.03%, Maturing January 28, 2011	1,048,419
59,055	Term Loan, 5.05%, Maturing January 28, 2011	53,150
110,681	Term Loan, 5.05%, Maturing January 28, 2011	99,613
DW Funding, LLC
722,903	Term Loan, 4.57%, Maturing April 30, 2011	683,144
Easton-Bell Sports, Inc.
1,964,843	Term Loan, 4.39%, Maturing March 16, 2012	1,797,831
Fender Musical Instruments Corp.
709,448	Term Loan, 5.06%, Maturing June 9, 2014	656,240
1,409,917	Term Loan, 5.17%, Maturing June 9, 2014	1,304,173
Mega Blocks, Inc.
1,473,014	Term Loan, 8.25%, Maturing July 26, 2012	1,288,887
Metro-Goldwyn-Mayer Holdings, Inc.
249,637	Term Loan, 6.05%, Maturing April 8, 2012	205,505
2,971,707	Term Loan, 6.05%, Maturing April 8, 2012	2,446,351
National CineMedia, LLC
2,400,000	Term Loan, 4.54%, Maturing February 13, 2015	2,204,143
Regal Cinemas Corp.
500,000	Term Loan, Maturing November 10, 2010(2)	474,375
4,939,899	Term Loan, 4.30%, Maturing November 10, 2010	4,692,016

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Revolution Studios Distribution Co., LLC
$616,007	Term Loan, 6.24%, Maturing December 21, 2014	$572,886
Six Flags Theme Parks, Inc.
2,079,000	Term Loan, 4.87%, Maturing April 30, 2015	1,841,865
Universal City Development Partners, Ltd.
796,080	Term Loan, 4.41%, Maturing June 9, 2011	776,178
WMG Acquisition Corp.
3,953,371	Term Loan, 4.65%, Maturing February 28, 2011	3,752,409
Zuffa, LLC
1,487,487	Term Loan, 4.56%, Maturing June 20, 2016	1,275,520
		$41,098,703
Lodging and Casinos — 3.2%
Ameristar Casinos, Inc.
$732,472	Term Loan, 5.02%, Maturing November 10, 2012	$710,498
Bally Technologies, Inc.
1,224,703	Term Loan, 7.36%, Maturing September 5, 2009	1,213,987
CCM Merger, Inc.
192,419	Term Loan, 4.76%, Maturing April 25, 2012	181,595
Green Valley Ranch Gaming, LLC
1,248,591	Term Loan, 4.70%, Maturing February 16, 2014	1,070,667
Harrah's Operating Co.
1,596,000	Term Loan, 5.92%, Maturing January 28, 2015	1,461,227
1,995,000	Term Loan, 5.92%, Maturing January 28, 2015	1,825,425
Herbst Gaming, Inc.
1,703,701	Term Loan, 10.25%, Maturing December 2, 2011	1,310,785
70,535	Term Loan, 10.89%, Maturing December 2, 2011	54,268
Isle of Capri Casinos, Inc.
2,526,401	Term Loan, 4.55%, Maturing November 30, 2013	2,254,813
832,167	Term Loan, 4.55%, Maturing November 30, 2013	742,709
1,010,561	Term Loan, 4.55%, Maturing November 30, 2013	901,926
LodgeNet Entertainment Corp.
500,000	Term Loan, Maturing April 4, 2014(2)	470,000
1,467,710	Term Loan, 4.81%, Maturing April 4, 2014	1,351,362
New World Gaming Partners, Ltd.
746,250	Term Loan, 5.19%, Maturing June 30, 2014	659,965
150,000	Term Loan, 5.19%, Maturing June 30, 2014	132,656
Penn National Gaming, Inc.
3,120,873	Term Loan, 4.53%, Maturing October 3, 2012	3,032,015
Seminole Tribe of Florida
210,749	Term Loan, 4.19%, Maturing March 5, 2014	204,558
58,543	Term Loan, 4.25%, Maturing March 5, 2014	56,823
200,405	Term Loan, 4.25%, Maturing March 5, 2014	194,518

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Venetian Casino Resort/Las Vegas Sands Inc.
$167,715	Term Loan, Maturing May 14, 2014(2)	$155,556
747,715	Term Loan, 4.56%, Maturing May 14, 2014	680,473
832,285	Term Loan, Maturing May 23, 2014(2)	771,944
3,126,989	Term Loan, 4.56%, Maturing May 23, 2014	2,843,918
VML US Finance, LLC
83,333	Term Loan, 5.06%, Maturing May 25, 2012	81,159
166,667	Term Loan, 5.06%, Maturing May 25, 2013	162,318
900,000	Term Loan, 5.06%, Maturing May 25, 2013	876,515
Wimar OpCo, LLC
2,800,525	Term Loan, 8.25%, Maturing January 3, 2012	2,709,945
		$26,111,625
Nonferrous Metals / Minerals — 1.3%
Alpha Natural Resources, LLC
$279,750	Term Loan, 4.55%, Maturing October 26, 2012	$274,854
Compass Minerals Group, Inc.
2,013,654	Term Loan, 4.66%, Maturing December 22, 2012	1,950,728
Magnum Coal Co.
66,013	Term Loan, 9.75%, Maturing March 15, 2013	65,600
381,884	Term Loan, 9.75%, Maturing March 15, 2013	379,497
Murray Energy Corp.
338,625	Term Loan, 5.50%, Maturing January 28, 2010	325,080
Noranda Aluminum Acquisition
3,274,118	Term Loan, 4.47%, Maturing May 18, 2014	3,157,477
Novelis, Inc.
456,328	Term Loan, 4.81%, Maturing June 28, 2014	436,744
1,003,922	Term Loan, 4.81%, Maturing June 28, 2014	960,837
Oxbow Carbon and Mineral Holdings
2,448,146	Term Loan, 4.04%, Maturing May 8, 2014	2,316,558
219,170	Term Loan, 4.80%, Maturing May 8, 2014	207,390
Tube City IMS Corp.
108,108	Term Loan, 5.05%, Maturing January 25, 2014	100,000
880,743	Term Loan, 5.05%, Maturing January 25, 2014	814,687
		$10,989,452
Oil and Gas — 2.0%
Atlas Pipeline Partners, L.P.
$1,120,000	Term Loan, 5.24%, Maturing July 20, 2014	$1,115,800
Big West Oil, LLC
687,500	Term Loan, 4.48%, Maturing May 1, 2014	645,391
550,000	Term Loan, 4.48%, Maturing May 1, 2014	516,313
Citgo Petroleum Corp.
442,730	Term Loan, 3.98%, Maturing November 15, 2012	418,380

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Dresser, Inc.
$2,436,058	Term Loan, 5.22%, Maturing May 4, 2014	$2,349,578
Dynegy Holdings, Inc.
2,651,064	Term Loan, 3.98%, Maturing April 2, 2013	2,501,279
147,819	Term Loan, 3.98%, Maturing April 2, 2013	139,467
Energy Transfer Equity, L.P.
900,000	Term Loan, 4.51%, Maturing February 8, 2012	879,268
Enterprise GP Holdings, L.P.
800,000	Term Loan, 4.85%, Maturing October 31, 2014	790,500
Hercules Offshore, Inc.
496,250	Term Loan, 4.45%, Maturing July 6, 2013	483,017
IFM (US) Colonial Pipeline 2, LLC
394,995	Term Loan, 4.65%, Maturing February 27, 2012	388,576
Niska Gas Storage
128,151	Term Loan, 4.20%, Maturing May 13, 2011	123,505
86,451	Term Loan, 4.23%, Maturing May 13, 2011	83,317
94,085	Term Loan, 4.23%, Maturing May 13, 2011	90,674
846,993	Term Loan, 4.53%, Maturing May 12, 2013	816,289
Targa Resources, Inc.
2,533,980	Term Loan, 4.65%, Maturing October 31, 2012	2,472,741
1,420,003	Term Loan, 4.66%, Maturing October 31, 2012	1,385,686
Volnay Acquisition Co.
1,593,000	Term Loan, 4.88%, Maturing January 12, 2014	1,565,621
		$16,765,402
Publishing — 7.1%
American Media Operations, Inc.
$2,032,329	Term Loan, 5.96%, Maturing January 31, 2013	$1,882,445
Black Press US Partnership
364,311	Term Loan, 4.65%, Maturing August 2, 2013	333,344
600,041	Term Loan, 4.65%, Maturing August 2, 2013	549,038
CanWest MediaWorks, Ltd.
1,591,481	Term Loan, 4.65%, Maturing July 10, 2014	1,499,971
Dex Media West, LLC
2,500,000	Term Loan, Maturing October 24, 2014(2)	2,451,250
715,000	Term Loan, 7.00%, Maturing October 24, 2014	688,400
GateHouse Media Operating, Inc.
2,231,522	Term Loan, 4.65%, Maturing August 28, 2014	1,584,380
868,478	Term Loan, 4.71%, Maturing August 28, 2014	616,620
Idearc, Inc.
10,194,612	Term Loan, 4.79%, Maturing November 17, 2014	8,181,176
Laureate Education, Inc.
542,189	Term Loan, 0.00%, Maturing August 17, 2014(4)	505,140
3,632,333	Term Loan, 5.73%, Maturing August 17, 2014	3,384,125
Local Insight Regatta Holdings, Inc.
1,350,000	Term Loan, 7.75%, Maturing April 23, 2015	1,243,688

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
MediaNews Group, Inc.
$1,392,794	Term Loan, 4.23%, Maturing August 25, 2010	$1,162,983
500,000	Term Loan, 4.63%, Maturing December 30, 2010	422,500
2,249,311	Term Loan, 4.73%, Maturing August 2, 2013	1,889,421
Merrill Communications, LLC
1,670,451	Term Loan, 4.94%, Maturing February 9, 2009	1,428,236
Nebraska Book Co., Inc.
2,318,423	Term Loan, 5.13%, Maturing March 4, 2011	2,179,317
Nelson Education, Ltd.
347,375	Term Loan, 5.30%, Maturing July 5, 2014	310,032
Newspaper Holdings, Inc.
350,000	Term Loan, 4.38%, Maturing July 24, 2014	288,750
Nielsen Finance, LLC
500,000	Term Loan, Maturing August 9, 2013(2)	470,625
6,170,479	Term Loan, 4.73%, Maturing August 9, 2013	5,761,510
Penton Media, Inc.
989,975	Term Loan, 5.14%, Maturing February 1, 2013	836,529
Philadelphia Newspapers, LLC
472,051	Term Loan, 9.50%, Maturing June 29, 2013	325,715
R.H. Donnelley Corp.
859,134	Term Loan, 6.75%, Maturing June 30, 2010	845,442
Reader's Digest Association, Inc. (The)
5,093,059	Term Loan, 4.60%, Maturing March 2, 2014	4,453,244
SGS International, Inc.
195,515	Term Loan, 5.31%, Maturing December 30, 2011	182,807
788,198	Term Loan, 5.31%, Maturing December 30, 2011	733,024
Source Interlink Companies, Inc.
1,000,000	Term Loan, 5.73%, Maturing August 1, 2014	820,000
Source Media, Inc.
642,610	Term Loan, 7.81%, Maturing November 8, 2011	596,020
The Star Tribune Co.
1,086,250	Term Loan, 5.05%, Maturing March 5, 2014	678,906
TL Acquisitions, Inc.
1,389,500	Term Loan, 4.98%, Maturing July 5, 2014	1,265,487
Tribune Co.
500,000	Term Loan, Maturing May 17, 2009(2)	481,250
3,736,667	Term Loan, 5.48%, Maturing May 17, 2009	3,587,717
1,985,000	Term Loan, 5.48%, Maturing May 17, 2014	1,465,591
Xsys US, Inc.
645,050	Term Loan, 4.88%, Maturing September 27, 2013	565,494
130,939	Term Loan, 4.88%, Maturing September 27, 2013	114,790
638,552	Term Loan, 4.88%, Maturing September 27, 2014	559,798
134,855	Term Loan, 4.88%, Maturing September 27, 2014	118,223
Yell Group, PLC
4,350,000	Term Loan, 4.48%, Maturing February 10, 2013	3,918,106
		$58,381,094

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television — 4.5%
Block Communications, Inc.
$1,147,117	Term Loan, 4.80%, Maturing December 22, 2011	$1,101,233
Citadel Broadcasting Corp.
5,475,000	Term Loan, 4.28%, Maturing June 12, 2014	4,756,406
CMP Susquehanna Corp.
1,416,429	Term Loan, 4.51%, Maturing May 5, 2013	1,172,095
Cumulus Media, Inc.
1,356,153	Term Loan, 4.22%, Maturing June 11, 2014	1,208,671
Discovery Communications, Inc.
2,524,500	Term Loan, 4.80%, Maturing April 30, 2014	2,481,584
Emmis Operating Co.
1,458,010	Term Loan, 4.78%, Maturing November 2, 2013	1,292,618
Entravision Communications Corp.
235,000	Term Loan, 4.20%, Maturing September 29, 2013	221,047
Gray Television, Inc.
1,659,427	Term Loan, 4.19%, Maturing January 19, 2015	1,493,485
HIT Entertainment, Inc.
1,304,350	Term Loan, 4.79%, Maturing March 20, 2012	1,173,915
LBI Media, Inc.
244,375	Term Loan, 3.98%, Maturing March 31, 2012	211,384
Live Nation Worldwide, Inc.
822,250	Term Loan, 5.24%, Maturing December 21, 2013	781,138
Local TV Finance, LLC
990,000	Term Loan, 4.87%, Maturing May 7, 2013	863,775
NEP II, Inc.
814,681	Term Loan, 5.05%, Maturing February 16, 2014	741,360
Nexstar Broadcasting, Inc.
156,123	Term Loan, 4.55%, Maturing October 1, 2012	145,975
147,771	Term Loan, 4.65%, Maturing October 1, 2012	138,166
PanAmSat Corp.
333,400	Term Loan, Maturing January 3, 2014(2)	322,148
333,300	Term Loan, Maturing January 3, 2014(2)	322,051
333,300	Term Loan, Maturing January 3, 2014(2)	322,051
2,377,043	Term Loan, 5.18%, Maturing January 3, 2014	2,259,549
2,376,327	Term Loan, 5.18%, Maturing January 3, 2014	2,258,869
2,376,028	Term Loan, 5.18%, Maturing January 3, 2014	2,258,869
Paxson Communications Corp.
250,000	Term Loan, 5.96%, Maturing January 15, 2012	202,500
Raycom TV Broadcasting, LLC
1,800,000	Term Loan, 4.06%, Maturing June 25, 2014	1,692,000
SFX Entertainment
122,056	Term Loan, 5.24%, Maturing June 21, 2013	115,953
Sirius Satellite Radio, Inc.
496,250	Term Loan, 4.75%, Maturing December 19, 2012	455,309
Spanish Broadcasting System, Inc.
855,135	Term Loan, 4.56%, Maturing June 10, 2012	692,660

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Univision Communications, Inc.
$6,716,667	Term Loan, 5.12%, Maturing September 29, 2014	$5,545,448
1,885,250	Term Loan - Second Lien, 4.98%, Maturing March 29, 2009	1,815,339
Young Broadcasting, Inc.
708,830	Term Loan, 5.19%, Maturing November 3, 2012	645,036
526,028	Term Loan, 5.25%, Maturing November 3, 2012	478,685
		$37,169,319
Rail Industries — 0.4%
Kansas City Southern Railway Co.
$1,572,925	Term Loan, 4.78%, Maturing April 26, 2013	$1,543,432
RailAmerica, Inc.
950,000	Term Loan, 4.93%, Maturing August 14, 2008	938,125
892,240	Term Loan, Maturing August 13, 2010(2)	886,664
		$3,368,221
Retailers (Except Food and Drug) — 2.0%
Amscan Holdings, Inc.
$345,625	Term Loan, 4.89%, Maturing May 25, 2013	$305,878
Claire's Stores, Inc.
247,500	Term Loan, 5.45%, Maturing May 24, 2014	180,417
Cumberland Farms, Inc.
1,469,853	Term Loan, 4.91%, Maturing September 29, 2013	1,396,360
Educate, Inc.
505,840	Term Loan, 5.16%, Maturing June 14, 2013	467,902
FTD, Inc.
406,701	Term Loan, 4.23%, Maturing July 28, 2013	393,484
Harbor Freight Tools USA, Inc.
647,378	Term Loan, 4.73%, Maturing July 15, 2010	572,930
Josten's Corp.
1,718,131	Term Loan, 5.17%, Maturing October 4, 2011	1,694,507
Neiman Marcus Group, Inc.
2,083,824	Term Loan, 4.42%, Maturing April 5, 2013	1,991,614
Orbitz Worldwide, Inc.
843,625	Term Loan, 5.74%, Maturing July 25, 2014	700,911
Oriental Trading Co., Inc.
1,916,022	Term Loan, 4.84%, Maturing July 31, 2013	1,604,668
Pep Boys - Manny, Moe, & Jack, (The)
1,506,043	Term Loan, 4.65%, Maturing January 27, 2011	1,438,271
Rent-A-Center, Inc.
1,656,525	Term Loan, 4.50%, Maturing November 15, 2012	1,606,829
Rover Acquisition Corp.
738,750	Term Loan, 5.02%, Maturing October 26, 2013	683,713
Savers, Inc.
112,500	Term Loan, 5.48%, Maturing August 11, 2012	106,313
122,757	Term Loan, 5.50%, Maturing August 11, 2012	116,005

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
The Yankee Candle Company, Inc.
$3,218,166	Term Loan, 4.80%, Maturing February 6, 2014	$2,939,595
		$16,199,397
Steel — 0.4%
Algoma Acquisition Corp.
$1,810,931	Term Loan, 4.99%, Maturing June 20, 2013	$1,715,857
Niagara Corp.
1,992,456	Term Loan, 7.49%, Maturing June 29, 2014	1,773,286
		$3,489,143
Surface Transport — 0.5%
Baker Corp.
$990,000	Term Loan, 5.09%, Maturing May 8, 2014	$930,600
Gainey Corp.
940,522	Term Loan, 7.00%, Maturing April 20, 2012(5)	390,317
Oshkosh Truck Corp.
1,026,375	Term Loan, 4.41%, Maturing December 6, 2013	966,503
Swift Transportation Co., Inc.
1,877,907	Term Loan, 6.13%, Maturing May 10, 2014	1,514,063
		$3,801,483
Telecommunications — 3.5%
Alaska Communications Systems Holdings, Inc.
$331,767	Term Loan, 4.55%, Maturing February 1, 2012	$317,501
1,361,488	Term Loan, 4.55%, Maturing February 1, 2012	1,302,944
Alltell Communication
2,989,962	Term Loan, 5.56%, Maturing May 16, 2014	2,975,013
500,000	Term Loan, Maturing May 16, 2015(2)	498,125
5,255,387	Term Loan, 5.23%, Maturing May 16, 2015	5,228,485
Asurion Corp.
500,000	Term Loan, Maturing July 13, 2012(2)	468,750
3,750,000	Term Loan, 5.78%, Maturing July 13, 2012	3,490,835
Cellular South, Inc.
375,000	Term Loan, 0.00%, Maturing May 29, 2014(4)	360,938
1,113,750	Term Loan, 4.13%, Maturing May 29, 2014	1,071,984
Centennial Cellular Operating Co., LLC
320,833	Term Loan, 4.74%, Maturing February 9, 2011	314,096
CommScope, Inc.
4,780,256	Term Loan, 5.23%, Maturing November 19, 2014	4,606,971
Crown Castle Operating Co.
370,313	Term Loan, 4.30%, Maturing January 9, 2014	353,880
FairPoint Communications, Inc.
1,375,000	Term Loan, 5.75%, Maturing March 31, 2015	1,234,309

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Intelsat Bermuda, Ltd.
$575,000	Term Loan, 5.20%, Maturing February 1, 2014	$579,463
Intelsat Subsidiary Holding Co.
270,875	Term Loan, 5.18%, Maturing July 3, 2013	264,272
Iowa Telecommunications Services
1,450,000	Term Loan, 4.56%, Maturing November 23, 2011	1,405,895
IPC Systems, Inc.
1,386,000	Term Loan, 5.05%, Maturing May 31, 2014	1,094,940
NTelos, Inc.
1,843,466	Term Loan, 5.27%, Maturing August 24, 2011	1,807,365
Stratos Global Corp.
188,000	Term Loan, 5.30%, Maturing February 13, 2012	178,835
Telesat Canada, Inc.
75,122	Term Loan, 5.84%, Maturing October 22, 2014(4)	72,510
875,376	Term Loan, 5.84%, Maturing October 22, 2014	844,943
Windstream Corp.
814,527	Term Loan, 4.22%, Maturing July 17, 2013	790,673
		$29,262,727
Utilities — 2.3%
AEI Finance Holding, LLC
$248,694	Revolving Loan, 5.40%, Maturing March 30, 2012	$226,934
1,992,148	Term Loan, 5.80%, Maturing March 30, 2014	1,817,835
Astoria Generating Co.
982,781	Term Loan, 4.43%, Maturing February 23, 2013	952,070
BRSP, LLC
453,075	Term Loan, 5.86%, Maturing July 13, 2009	441,748
Calpine Corp.
1,481,306	DIP Loan, 5.69%, Maturing March 30, 2009	1,419,174
Covanta Energy Corp.
635,155	Term Loan, 4.18%, Maturing February 9, 2014	606,573
1,273,722	Term Loan, 4.83%, Maturing February 9, 2014	1,216,405
Mirant North America, LLC
178,914	Term Loan, 4.23%, Maturing January 3, 2013	173,295
NRG Energy, Inc.
1,456,972	Term Loan, 4.30%, Maturing June 1, 2014	1,391,509
2,974,161	Term Loan, 4.30%, Maturing June 1, 2014	2,840,529
NSG Holdings, LLC
114,488	Term Loan, 4.28%, Maturing June 15, 2014	106,187
835,956	Term Loan, 4.28%, Maturing June 15, 2014	775,349
Pike Electric, Inc.
90,975	Term Loan, 4.00%, Maturing July 1, 2012	88,189
TXU Texas Competitive Electric Holdings Co., LLC
3,585,462	Term Loan, 6.23%, Maturing October 10, 2014	3,326,262
2,332,997	Term Loan, 6.26%, Maturing October 10, 2014	2,162,760

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
USPF Holdings, LLC
$938,849	Term Loan, 4.46%, Maturing April 11, 2014	$859,047
Vulcan Energy Corp.
776,840	Term Loan, 4.18%, Maturing July 23, 2010	745,766
		$19,149,632
Total Senior Floating-Rate Interests (identified cost $851,034,245)		$804,912,630
Corporate Bonds & Notes — 0.2%
Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics — 0.1%
Berry Plastics Corp., Sr. Notes, Variable Rate
$1,000	7.568%, 2/15/15	$962,500
		$962,500
Electronics / Electrical — 0.0%
NXP BV/NXP Funding, LLC, Variable Rate
$300	5.463%, 10/15/13	$265,125
		$265,125
Telecommunications — 0.1%
Qwest Corp., Sr. Notes, Variable Rate
$300	6.026%, 6/15/13	$288,000
		$288,000

Total Corporate Bonds & Notes (identified cost $1,544,086)	$1,515,625
Short-Term Investments — 4.1%
Time Deposits — 1.0%

Principal Amount	Borrower	Rate	Maturity Date	Amount
$8,238,000	BNP Paribas	2.50%	07/01/08	$8,238,000
Total Time Deposits (identified cost $8,238,000)				$8,238,000

Commercial Paper — 3.1%
Principal Amount	Borrower	Rate	Maturity Date	Amount
$4,817,000	Australia & New Zealand Banking Group, Ltd.(6)	2.65%	07/07/08	$4,814,873
8,238,000	ING (US) Funding, LLC	2.50%	07/01/08	8,238,000
8,238,000	Pitney Bowes, Inc.(6)	2.30%	07/01/08	8,238,000
4,000,000	Toyota Motor Credit Co.	2.40%	07/03/08	3,999,466

Total Commercial Paper (identified cost $25,290,339)	$25,290,339
Total Short-Term Investments (identified cost $33,528,339)	$33,528,339
Total Investments — 101.5% (identified cost $886,106,670)	$839,956,594
Less Unfunded Loan Commitments — (0.3)%	$(2,084,159)
Net Investments — 101.2% (identified cost $884,022,511)	$837,872,435
Other Assets, Less Liabilities — (1.2)%	$(10,201,716)
Net Assets — 100.0%	$827,670,719

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

(1)  Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after June 30, 2008, at which time the interest rate will be determined.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund.

(4)  Unfunded or partially unfunded loan commitments. See Note 1H for description.

(5)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(6)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $884,022,511)	$837,872,435
Cash	3,440,493
Receivable for investments sold	780,100
Receivable for Fund shares sold	1,420,467
Interest receivable	9,955,718
Prepaid expenses	57,687
Total assets	$853,526,900
Liabilities
Payable for investments purchased	$24,651,946
Payable to affiliate for investment adviser fee	384,520
Payable for shareholder servicing fees	337,161
Payable for Fund shares redeemed	182,533
Payable to affiliate for distribution fees	167,183
Dividends payable	8,314
Payable to affiliate for Trustees' fees	121
Accrued expenses	124,403
Total liabilities	$25,856,181
Net Assets	$827,670,719
Sources of Net Assets
Paid-in capital	$876,167,289
Accumulated net realized loss (computed on the basis of identified cost)	(2,576,140)
Accumulated undistributed net investment income	229,646
Net unrealized depreciation (computed on the basis of identified cost)	(46,150,076)
Total	$827,670,719
Net Asset Value, Offering Price and Redemption Price Per Share
($827,670,719 ÷ 88,868,158 shares of beneficial interest outstanding)	$9.31

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest	$23,842,159
Total investment income	$23,842,159
Expenses
Investment adviser fee	$2,091,600
Shareholder servicing fees	878,212
Trustees' fees and expenses	5,069
Distribution fees	909,391
Custodian fee	133,650
Legal and accounting services	39,463
Transfer and dividend disbursing agent fees	7,414
Miscellaneous	59,757
Total expenses	$4,124,556
Deduct — Reduction of custodian fee	$15,255
Total expense reductions	$15,255
Net expenses	$4,109,301
Net investment income	$19,732,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,181,207)
Net realized loss	$(1,181,207)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(16,310,824)
Net change in unrealized appreciation (depreciation)	$(16,310,824)
Net realized and unrealized loss	$(17,492,031)
Net increase in net assets from operations	$2,240,827

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$19,732,858	$38,496,237
Net realized loss from investment and foreign currency transactions	(1,181,207)	(664,278)
Net change in unrealized appreciation (depreciation) from investments	(16,310,824)	(30,496,821)
Net increase in net assets from operations	$2,240,827	$7,335,138
Distributions to shareholders — From net investment income	$(19,489,228)	$(38,505,958)
Tax return of capital	—	(22,394)
Total distributions to shareholders	$(19,489,228)	$(38,528,352)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$141,255,201	$422,766,756
Net asset value of shares issued to shareholders in payment of distributions declared	19,428,612	36,966,736
Cost of shares redeemed	(21,055,954)	(169,788,221)
Net increase in net assets from Fund share transactions	$139,627,859	$289,945,271
Net increase in net assets	$122,379,458	$258,752,057
Net Assets
At beginning of period	$705,291,261	$446,539,204
At end of period	$827,670,719	$705,291,261
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$229,646	$(13,984)

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003
Net asset value — Beginning of period	$9.580		$10.040	$10.080	$10.100	$10.070	$10.000
Income (loss) from operations
Net investment income	$0.248		$0.622	$0.602	$0.406	$0.257	$0.222
Net realized and unrealized gain (loss)	(0.271)		(0.459)	(0.062)	(0.024)	0.026	0.070
Total income (loss) from operations	$(0.023)		$0.163	$0.540	$0.382	$0.283	$0.292
Less distributions
From net investment income	$(0.247)		$(0.623)	$(0.580)	$(0.402)	$(0.253)	$(0.222)
Tax return of capital	—		0.000 (3)	—	—	—	—
Total distributions	$(0.247)		$(0.623)	$(0.580)	$(0.402)	$(0.253)	$(0.222)
Net asset value — End of period	$9.310		$9.580	$10.040	$10.080	$10.100	$10.070
Total Return(2)	(0.18	)%(5)	1.62%	5.50%	3.86%	2.82%	2.93%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$827,671		$705,291	$446,539	$98,183	$74,984	$45,412
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.13	%(4)	1.14%	1.19%	1.27%	1.27%	1.36%
Expenses after custodian fee reduction	1.13	%(4)	1.12%	1.16%	1.25%	1.26%	1.36%
Net investment income	5.42	%(4)	6.30%	6.00%	4.03%	2.55%	2.18%
Portfolio Turnover	10	%(5)	45%	38%	60%	61%	65%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Amount less than $0.001.

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENT (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide a high level of current income. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENT (Unaudited) CONT'D

net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,324,550 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2012 ($48,462), December 31, 2013 ($248,072), December 31, 2014 ($194,302) and December 31, 2015 ($833,714).

Additionally, at December 31, 2007, the Fund had net capital losses of $62,928 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENT (Unaudited) CONT'D

generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date, or if an election is made on behalf of a separate account, to receive some or all of the distributions in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2008, the fee amounted to $2,091,600. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund's principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay EVD a distribution fee of 0.25% per annum of the Fund's average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2008 amounted to $909,391. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan ("Servicing Plan"). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker-dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2008, shareholder servicing fees were equivalent to 0.24% per annum of the Fund's average daily net assets and amounted to $878,212.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $221,637,101 and $69,992,778, respectively, for the six months ended June 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	15,365,781	42,552,092
Issued to shareholders electing to receive payments of distributions in Fund shares	2,115,039	3,759,307
Redemptions	(2,252,973)	(17,154,153)
Net increase	15,227,847	29,157,246

At June 30, 2008, separate accounts of 2 insurance companies each owned more than 10% of the Fund's shares outstanding aggregating 97%.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENT (Unaudited) CONT'D

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$884,028,314
Gross unrealized appreciation	$1,498,316
Gross unrealized depreciation	(47,654,195)
Net unrealized depreciation	$(46,155,879)

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $1 billion ($1.5 billion prior to March 24, 2008) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.07% prior to March 24, 2008) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

10  Concentration of Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issues. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher nonpayment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to a greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

11  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	837,643,575
Level 3	Significant Unobservable Inputs	228,860
Total		$837,872,435

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of December 31, 2007	$285,584
Realized gains (losses)	(2)
Change in net unrealized appreciation (depreciation)	(55,340)
Net purchases (sales)	(1,269)
Accrued discount (premium)	(113)
Balance as of June 30, 2008	$228,860

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing senior loan portfolios. The Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance VT Floating-Rate Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Samuel D. Isaly
Vice President
Michael R. Mach
Vice President
Scott H. Page
Vice President
Duncan W. Richardson
Vice President
Craig P. Russ
Vice President
Andrew N. Sveen
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance VT Floating-Rate Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Floating-Rate Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1939-8/08  VTFRHSRC

Semiannual Report June 30, 2008

EATON VANCE
VT
LARGE-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

INVESTMENT UPDATE

Michael R. Mach, CFA Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index – a common gauge of U.S. domestic markets – lost 11.9% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  The Russell 1000 Value Index, the Fund’s benchmark, ended the first half of the year with only one sector – energy – registering positive returns for the semiannual period. Aided by its link to commodities, the materials sector finished a distant second with modestly negative returns. The weakest-performing sector by far was financials, in which the large-cap value-oriented Index was heavily weighted. Increased anxiety in the markets regarding global central banks’ willingness to raise interest rates, a weakened housing market, and ebbing consumer confidence exacerbated the poor performance of financial stocks. Industries making a positive contribution to Index performance during the period were rare, but included oil, gas, and consumable fuels; metals and mining; and road and rail. In contrast, industries such as diversified financials, insurance, and commercial banks were among the period’s worst performers.(2)

Management Discussion

•                  For the six months ended June 30, 2008, the Fund’s return of -7.03% (1) outperformed the benchmark Russell 1000 Value Index, as well as the average return of the Lipper Large-Cap Value Classification, both of which had declines of more than 13.0%. (2)

•                  Stock selection was the primary driver behind VT Large-Cap Value Fund’s relative outperformance. Security selection in the financials and energy sectors were significant contributors to outperformance. Fund holdings in consumer staples, consumer discretionary, materials, industrials, and information technology also made positive contributions to the Fund’s outperformance of the Index. The only sector in which the Fund lagged the benchmark was health care.

•                  This difficult investment environment underscored our investment discipline as, on average, Fund holdings maintained attractive fundamental characteristics. Management continues to seek companies with desirable characteristics that are inexpensive or undervalued relative to the overall stock market.

Eaton Vance VT Large-Cap value Fund

Total Return performance 12/31/07 – 6/30/08

Eaton Vance VT Large-Cap Value Fund(1)	-7.03%
Russell 1000 Value Index(2)	-13.57
Lipper Large-Cap Value Funds Average(2)	-13.02

See page 3 for more performance information.

(1)

There is no sales charge. Insurance-related charges are not included in the calculations of returns. Such expenses would reduce the overall returns shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Russell 1000 Value Index is a broad-based, unmanaged index of value stocks. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

FUND COMPOSITION

Top Ten Holdings*

By net assets

Occidental Petroleum Corp.	2.4%
Hewlett-Packard Co.	2.4
ConocoPhillips	2.3
AT&T, Inc.	2.3
Johnson & Johnson	2.3
Edison International	2.2
Nestle SA	2.2
JPMorgan Chase & Co.	2.2
Merck & Co., Inc.	2.2
Hess Corp.	2.1

* Top Ten Holdings represented 22.6% of the Fund’s net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings**

By net assets

**          As a percentage of the Fund’s net assets as of 6/30/08. Excludes cash equivalents.

2

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)

Average Annual Total Returns at net asset value

Six Months	-7.03%
One Year	-6.24
Life of Fund†	-0.94

†Inception Date: 3/30/07

(1)	The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall returns shown.

Total Annual Operating Expenses(2)

Gross Expense Ratio	14.46%
Net Expense Ratio	1.30

(2)

From the Fund’s prospectus dated 5/1/08. Net expense ratio reflects a contractual expense reimbursement that continues through April 30, 2009. Thereafter, the expense reimbursement may be changed or terminated, subject to Trustee approval. Without this expense reimbursement, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

FUND EXPENSES

Example:  As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be, imposed under your variable annuity contract or variable life insurance policy ("variable contracts") (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Eaton Vance VT Large-Cap Value Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual	$1,000.00	$929.70	$6.19	**
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,018.40	$6.47	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.29% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. Expenses shown do not include insurance-related charges.

**  Absent an allocation of certain expenses to the investment adviser, the expenses would have been higher.

4

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.1%
Security	Shares	Value
Aerospace & Defense — 5.6%
General Dynamics Corp.	5,340	$449,628
Lockheed Martin Corp.	4,389	433,019
United Technologies Corp.	8,500	524,450
		$1,407,097
Auto Components — 0.8%
Johnson Controls, Inc.	6,850	$196,458
		$196,458
Capital Markets — 5.7%
Ameriprise Financial, Inc.	3,131	$127,338
Bank of New York Mellon Corp. (The)	11,000	416,130
Franklin Resources, Inc.	2,186	200,347
Goldman Sachs Group, Inc.	2,625	459,112
State Street Corp.	3,450	220,765
		$1,423,692
Commercial Banks — 3.3%
M&T Bank Corp.	2,400	$169,296
U.S. Bancorp	12,318	343,549
Wells Fargo & Co.	13,384	317,870
		$830,715
Computer Peripherals — 4.5%
Hewlett-Packard Co.	13,440	$594,182
International Business Machines Corp.	4,500	533,385
		$1,127,567
Consumer Finance — 0.7%
American Express Co.	4,871	$183,491
		$183,491
Diversified Financial Services — 2.2%
JPMorgan Chase & Co.	16,100	$552,391
		$552,391
Diversified Telecommunication Services — 4.3%
AT&T, Inc.	17,408	$586,476
Verizon Communications, Inc.	14,000	495,600
		$1,082,076

Security	Shares	Value
Electric Utilities — 2.2%
Edison International	11,000	$565,180
		$565,180
Energy Equipment & Services — 4.9%
Diamond Offshore Drilling, Inc.	1,800	$250,452
Halliburton Co.	5,600	297,192
National-Oilwell Varco, Inc.(1)	3,700	328,264
Transocean, Inc.(1)	2,400	365,736
		$1,241,644
Food & Staples Retailing — 4.6%
CVS Caremark Corp.	4,065	$160,852
Kroger Co. (The)	15,250	440,267
Safeway, Inc.	11,750	335,462
Wal-Mart Stores, Inc.	3,864	217,157
		$1,153,738
Food Products — 2.2%
Nestle SA	12,320	$556,805
		$556,805
Health Care Providers & Services — 0.6%
Aetna, Inc.	3,640	$147,529
		$147,529
Hotels, Restaurants & Leisure — 0.4%
McDonald's Corp.	1,970	$110,753
		$110,753
Household Products — 1.3%
Kimberly-Clark Corp.	5,500	$328,790
		$328,790
Independent Power Producers & Energy Traders — 2.4%
Mirant Corp.(1)	6,000	$234,900
NRG Energy, Inc.(1)	8,500	364,650
		$599,550

See notes to financial statements
5

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 7.2%
Chubb Corp.	9,624	$471,672
Lincoln National Corp.	7,100	321,772
MetLife, Inc.	8,997	474,772
Travelers Companies, Inc. (The)	12,228	530,695
		$1,798,911
Machinery — 2.8%
Caterpillar, Inc.	2,212	$163,290
Deere & Co.	3,885	280,225
Eaton Corp.	3,025	257,034
		$700,549
Media — 2.0%
Comcast Corp., Class A	13,500	$256,095
Walt Disney Co.	7,500	234,000
		$490,095
Metals & Mining — 4.7%
BHP Billiton, Ltd. ADR	4,450	$379,095
Freeport-McMoRan Copper & Gold, Inc., Class B	3,400	398,446
Nucor Corp.	5,366	400,679
		$1,178,220
Multiline Retail — 1.3%
JC Penney Co., Inc.	5,100	$185,079
Nordstrom, Inc.	4,600	139,380
		$324,459
Multi-Utilities — 1.6%
Public Service Enterprise Group, Inc.	8,650	$397,294
		$397,294
Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp.	3,750	$280,650
Apache Corp.	2,500	347,500
Chevron Corp.	4,600	455,998
ConocoPhillips	6,250	589,937
Exxon Mobil Corp.	4,150	365,740
Hess Corp.	4,250	536,308

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	6,725	$604,309
Valero Energy Corp.	2,750	113,245
XTO Energy, Inc.	4,000	274,040
		$3,567,727
Pharmaceuticals — 5.1%
Abbott Laboratories	2,947	$156,103
Johnson & Johnson	8,820	567,479
Merck & Co., Inc.	14,630	551,405
		$1,274,987
Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.	2,225	$198,381
Boston Properties, Inc.	1,541	139,029
Simon Property Group, Inc.	2,400	215,736
		$553,146
Road & Rail — 1.8%
Burlington Northern Santa Fe Corp.	4,500	$449,505
		$449,505
Specialty Retail — 2.4%
Best Buy Co., Inc.	6,000	$237,600
Staples, Inc.	10,200	242,250
TJX Companies, Inc. (The)	3,950	124,307
		$604,157
Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	1,725	$102,827
		$102,827
Tobacco — 1.0%
Philip Morris International, Inc.	5,300	$261,767
		$261,767
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC ADR	6,250	$184,125
		$184,125
Total Common Stocks (identified cost $24,170,803)		$23,395,245

See notes to financial statements
6

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 2.7%
Security	Principal Amount (000's omitted)	Value
CIESCO, LLC, Commercial Paper, 2.75%, 7/1/08(2)	$685	$685,000
Total Short-Term Investments (identified cost $685,000)		$685,000
Total Investments — 95.8% (identified cost $24,855,803)		$24,080,245
Other Assets, Less Liabilities — 4.2%		$1,059,155
Net Assets — 100.0%		$25,139,400

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

See notes to financial statements
7

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $24,855,803)	$24,080,245
Cash	483
Receivable for investments sold	577,177
Receivable for Fund shares sold	886,047
Receivable from the investment adviser	12,157
Dividends and interest receivable	52,966
Tax reclaims receivable	2,614
Total assets	$25,611,689
Liabilities
Payable for investments purchased	$412,478
Payable to affiliate for investment adviser fee	12,885
Payable to affiliate for distribution fees	5,154
Payable for shareholder servicing fees	3,635
Accrued expenses	38,137
Total liabilities	$472,289
Net Assets	$25,139,400
Sources of Net Assets
Paid-in capital	$26,787,473
Accumulated net realized loss (computed on the basis of identified cost)	(1,003,636)
Accumulated undistributed net investment income	131,164
Net unrealized depreciation (computed on the basis of identified cost)	(775,601)
Total	$25,139,400
Net Asset Value, Offering Price and Redemption Price Per Share
($25,139,400 ÷ 2,544,197 shares of beneficial interest outstanding)	$9.88

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $3,048)	$263,119
Interest	17,495
Total investment income	$280,614
Expenses
Investment adviser fee	$72,169
Shareholder servicing fees	22,605
Distribution fees	28,868
Legal and accounting services	23,170
Custodian fee	18,382
Transfer and dividend disbursing agent fees	6,949
Miscellaneous	4,768
Total expenses	$176,911
Deduct — Allocation of expenses to the investment adviser	$27,529
Total expense reductions	$27,529
Net expenses	$149,382
Net investment income	$131,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(983,228)
Foreign currency transactions	(538)
Net realized loss	$(983,766)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(833,295)
Foreign currency	(46)
Net change in unrealized appreciation (depreciation)	$(833,341)
Net realized and unrealized loss	$(1,817,107)
Net decrease in net assets from operations	$(1,685,875)

See notes to financial statements
8

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
From operations — Net investment income	$131,232	$4,844
Net realized loss from investment and foreign currency transactions	(983,766)	(19,458)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(833,341)	57,740
Net increase (decrease) in net assets from operations	$(1,685,875)	$43,126
Distributions to shareholders — From net investment income	$(5,324)	$—
Total distributions to shareholders	$(5,324)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares	$4,760,102	$22,795,261
Cost of shares redeemed	(624,446)	(143,444)
Net increase in net assets from Fund share transactions	$4,135,656	$22,651,817
Net increase in net assets	$2,444,457	$22,694,943
Net Assets
At beginning of period	$22,694,943	$—
At end of period	$25,139,400	$22,694,943
Accumulated undistributed net investment income included in net assets
At end of period	$131,164	$5,256

(1)  For the period from the start of business, March 30, 2007, to December 31, 2007.

See notes to financial statements
9

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2008 (Unaudited)(1)		Period Ended December 31, 2007(1)(2)
Net asset value — Beginning of period	$10.630		$10.000
Income (loss) from operations
Net investment income	$0.057		$0.072
Net realized and unrealized gain (loss)	(0.805)		0.558
Total income (loss) from operations	$(0.748)		$0.630
Less distributions
From net investment income	$(0.002)		$—
Total distributions	$(0.002)		$—
Net asset value — End of period	$9.880		$10.630
Total Return(3)	(7.03	)%(6)	6.30	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$25,139		$22,695
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.29	%(4)(5)	1.30	%(4)(5)
Expenses after custodian fee reduction	1.29	%(4)(5)	1.29	%(4)(5)
Net investment income	1.13	%(4)	0.90	%(4)
Portfolio Turnover	40	%(6)	42	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 30, 2007, to December 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser subsidized certain operating expenses (equal to 0.24% and 12.96% of average daily net assets for the six months ended June 30, 2008 and the period ended December 31, 2007, respectively). Absent this subsidy, total return would be lower.

(6)  Not annualized.

See notes to financial statements
10

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $8,964 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2015.

Additionally, at December 31, 2007, the Fund had net capital losses of $6,535, attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

11

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's initial year of operations from the start of business on March 30, 2007 to December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date, or if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund's average daily net assets up to $2 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30,

12

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2008, the fee amounted to $72,169. Effective May 1, 2008, EVM has agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.30% annually of the Fund's average daily net assets. This agreement may be changed or terminated after April 30, 2009, subject to Trustee approval. Prior to May 1, 2008, EVM voluntarily reimbursed certain expenses of the Fund. Pursuant to these agreements, EVM was allocated $27,529 of the Fund's operating expenses for the six months ended June 30, 2008. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund's principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay EVD a distribution fee of 0.25% per annum of the Fund's average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2008 amounted to $28,868. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan ("Servicing Plan"). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker-dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its shares that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2008, shareholder servicing fees were equivalent to 0.19% per annum of the Fund's average daily net assets and amounted to $22,605.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $32,006,380 and $7,763,222, respectively, for the six months ended June 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
Sales	470,858	2,148,351
Redemptions	(61,665)	(13,347)
Net increase	409,193	2,135,004

(1)  For the period from the start of business, March 30, 2007, to December 31, 2007.

At June 30, 2008, EVM and a separate account of an insurance company owned approximately 2% and 98%, respectively, of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,860,174
Gross unrealized appreciation	$1,078,909
Gross unrealized depreciation	(1,858,838)
Net unrealized depreciation	$(779,929)

13

Eaton Vance VT Large-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

10  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$22,838,440
Level 2	Other Significant Observable Inputs	1,241,805
Level 3	Significant Unobservable Inputs	—
Total		$24,080,245

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

14

Eaton Vance VT Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

15

Eaton Vance VT Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance VT Large-Cap Value Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

16

Eaton Vance VT Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (March 2007) through September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the period from inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

17

Eaton Vance VT Large-Cap Value Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Samuel D. Isaly
Vice President
Michael R. Mach
Vice President
Scott H. Page
Vice President
Duncan W. Richardson
Vice President
Craig P. Russ
Vice President
Andrew N. Sveen
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

18

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance VT Large-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Large-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

VTLCVSRC

Semiannual Report June 30, 2008

EATON VANCE
VT
WORLDWIDE
HEALTH
SCIENCES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

INVESTMENT UPDATE

Samuel D. Isaly
Lead Portfolio Manager
Sven H. Borho, CFA
Geoffrey C. Hsu, CFA
Richard D. Klemm, Ph.D., CFA
Trevor M. Polischuk, Ph.D.

Economic and Market Conditions

•                  The market environment for health care stocks proved treacherous during the first half of 2008, particularly for smaller capitalization companies as investor risk appetite diminished amidst the credit crisis. Moribund first half statistics abounded, such as the fact that for every biotechnology stock that increased, there were three losers, the pace of total financing raised by the biotech sector was off nearly 65% from last year, and net capital flows continued to be negative for the biotech sector, continuing the trend of the past few years.

•                  Although mergers and acquisitions (“M&A”) remained quiet during the first quarter of 2008, with only a handful of small acquisitions, the second quarter of 2008 saw significant deal activity with an $8.8 billion acquisition of a biotechnology company by a large pharmaceutical company at a 53 % premium, and a $720 million acquisition of a biotechnology company by a large European pharmaceutical company at an 84% premium.

Eaton Vance VT Worldwide Health Sciences Fund

Total Return Performance 12/31/07 – 6/30/08

Eaton Vance VT Worldwide Health Sciences Fund(1)	-5.73%
S&P 500 Index(2)	-11.90
MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index(2)	-6.53
Lipper Global Health/Biotechnology Fund Average(2)	-10.26

See page 3 for more performance information.

Management Discussion

•                  The Fund invests the majority of its assets in pharmaceutical and biotechnology companies, shifting the weighting of each as management identifies trends and potential investment opportunities. A smaller percentage of the Fund’s assets is invested in medical device companies.

•                  During the six months ended June 30, 2008, the Fund had negative returns, primarily because of extreme pessimism in the broader stock market. Nevertheless, the Fund outperformed its primary benchmark, the S&P 500 Index, as well as its secondary benchmark, the Morgan Stanley Capital International World Pharmaceuticals, Biotechnology and Life Sciences Index and the Lipper Global Health/ Biotechnology Fund Classification average.(2)

•                  A key reason for the Fund’s relative outperformance was management’s M&A strategy, which proved beneficial during the period. The surge in acquisitions in the latter months of the period, coupled with high premiums for the acquired companies, demonstrated continued strong demand from “big pharma” companies as they looked to smaller biotechs to offset their generally low research & development productivity and pipeline gaps. Management believes additional high-premium acquisitions of biotechnology companies before year end may occur, and the Fund has investments in companies that management feels have the potential to be acquisition candidates.

•                  During the period, management took advantage of the oversold market conditions to add exposure to a selection of “fallen angels”: development stage companies with promising lead compounds that had fallen 50% or more from their highs.

(1)

There is no sales charge. Insurance-related charges are not included in the calculations of returns. Such expenses would reduce the overall returns shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Absent a performance fee adjustment during the period, the return would have been lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The S&P 500 Index is a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index is an unmanaged global index of common stocks in the pharmaceutical, biotechnology and life sciences industries. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. The Fund’s performance is compared to the performance of a domestic index and a foreign index because it invests in domestic and foreign securities.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

FUND COMPOSITION

Common Stock Capitalization Distribution†

By net assets

Country Concentration of Fund†

By net assets

† As a percentage of Fund net assets as of 6/30/08.

Top Ten Holdings*

By net assets

Genzyme Corp.	6.0%
Baxter International, Inc.	5.3
Genentech, Inc.	4.9
Schering-Plough Corp.	4.8
ImClone Systems, Inc.	4.7
Novartis AG	4.6
Gen-Probe, Inc.	4.4
Abbott Laboratories	4.3
Covidien, Ltd.	4.0
Bristol-Myers Squibb Co.	3.8

* Top Ten Holdings represented 46.8% of Fund net assets as of 6/30/08. Excludes cash equivalents.

2

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)

Average Annual Total Returns at net asset value

Six Months	-5.73%
One Year	-5.36
Five Years	4.16
Life of Fund†	2.62

†Inception Date: 5/2/01

(1)

The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall returns shown. Absent a performance fee adjustment during the period, performance would have been lower.

Total Annual operating Expenses(2)

Gross Expense Ratio	1.88%
Net Expense Ratio	1.61

(2)

Source: Prospectus dated 5/1/08. Total Annual Fund Operating Expenses were 1.61% after applying the performance fee adjustment of 0.27%. For a description of the performance fee adjustment, see “Management and Organization” in the Fund’s prospectus. Absent the fee adjustment, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any expenses and charges which are, or may be, imposed under your variable annuity contract or variable life insurance policy ("variable contracts") (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Eaton Vance VT Worldwide Health Sciences Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual	$1,000.00	$942.70	$7.97	**
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,016.70	$8.27	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.65% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. Expenses shown do not include insurance-related charges.

**  Absent a performance fee adjustment during the period, the expenses would have been higher.

4

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.61%
Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 11.03%(1)
Alcon, Inc.	1,700	$276,743	1.44%
Novartis AG	16,100	888,584	4.61%
Roche Holding AG	2,300	414,674	2.15%
Sanofi-Aventis SA	8,200	545,261	2.83%
		$2,125,262	11.03%
Major Capitalization-Far East — 2.27%(1)
Shionogi & Co., Ltd.	22,000	$436,336	2.27%
		$436,336	2.27%
Major Capitalization-North America — 48.27%(1)
Abbott Laboratories	15,800	$836,926	4.35%
Amgen, Inc.(2)	8,900	419,724	2.18%
Baxter International, Inc.	16,000	1,023,040	5.31%
Biogen Idec, Inc.(2)	13,000	726,570	3.77%
Bristol-Myers Squibb Co.	36,000	739,080	3.84%
Covidien, Ltd.	16,000	766,240	3.98%
Genentech, Inc.(2)	12,500	948,750	4.93%
Genzyme Corp.(2)	15,900	1,145,118	5.95%
Gilead Sciences, Inc.(2)	6,900	365,355	1.90%
Pfizer, Inc.	39,000	681,330	3.54%
Schering-Plough Corp.	46,900	923,461	4.79%
Wyeth Corp.	15,000	719,400	3.73%
		$9,294,994	48.27%
Small & Mid Capitalization-Far East — 1.86%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	5,000	$126,585	0.66%
Sawai Pharmaceutical Co., Ltd.	2,400	101,136	0.52%
Towa Pharmaceutical Co., Ltd.	3,500	130,623	0.68%
		$358,344	1.86%
Small & Mid Capitalization-North America — 35.18%(1)
Alexion Pharmaceuticals, Inc.(2)	6,000	$435,000	2.26%
Align Technology, Inc.(2)	26,000	272,740	1.42%
Barr Pharmaceuticals, Inc.(2)	8,500	383,180	1.99%
BioMarin Pharmaceutical, Inc.(2)	16,000	463,680	2.41%
Exelixis, Inc.(2)	35,200	176,000	0.91%
Genomic Health, Inc.(2)	11,800	225,970	1.17%
Gen-Probe, Inc.(2)	18,000	854,640	4.44%
ImClone Systems, Inc.(2)	22,300	902,258	4.69%

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization-North America (continued)
InterMune, Inc.(2)	17,100	$224,352	1.16%
Mylan, Inc.(2)	40,000	482,800	2.51%
NPS Pharmaceuticals, Inc.(2)	34,800	154,860	0.80%
Onyx Pharmaceuticals, Inc.(2)	17,800	633,680	3.29%
OSI Pharmaceuticals, Inc.(2)	6,200	256,184	1.33%
Par Pharmaceutical Cos., Inc.(2)	11,700	189,891	0.99%
United Therapeutics Corp.(2)	4,600	449,650	2.33%
Vertex Pharmaceuticals, Inc.(2)	20,000	669,400	3.48%
		$6,774,285	35.18%
Total Common Stocks (identified cost $17,285,273)		$18,989,221
Short-Term Investments — 4.00%
Security	Principal Amount (000's omitted)	Value	Percentage of Net Assets
BNP Paribas, Time Deposit, 2.50%, 7/1/08	$771	$771,000	4.00%
Total Short-Term Investments (identified cost $771,000)		$771,000
Total Investments (identified cost $18,056,273)		$19,760,221	102.61%
Other Assets, Less Liabilities		$(503,510)	(2.61)%
Net Assets		$19,256,711	100.00%

(1)  Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)  Non-income producing security.

Country Concentration
Country	Percentage of Net Assets	Value
United States	87.45%	$16,840,279
Switzerland	8.20	1,580,001
Japan	4.13	794,680
France	2.83	545,261
	102.61%	$19,760,221

See notes to financial statements
5

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $18,056,273)	$19,760,221
Cash	555
Foreign currency, at value (identified cost, $5,257)	5,264
Dividends and interest receivable	3,535
Tax reclaims receivable	31,827
Total assets	$19,801,402
Liabilities
Payable for Fund shares redeemed	$362,701
Payable for investments purchased	120,943
Payable to affiliate for investment adviser fee	11,892
Payable to affiliate for distribution fees	4,038
Payable to affiliate for Trustees' fees	21
Payable for shareholder servicing fees	7,100
Accrued expenses	37,996
Total liabilities	$544,691
Net Assets	$19,256,711
Sources of Net Assets
Paid-in capital	$16,828,552
Accumulated undistributed net realized gain (computed on the basis of identified cost)	727,751
Accumulated net investment loss	(7,056)
Net unrealized appreciation (computed on the basis of identified cost)	1,707,464
Total	$19,256,711
Net Asset Value, Offering Price and Redemption Price Per Share
($19,256,711 ÷ 1,842,137 shares of beneficial interest outstanding)	$10.45

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $12,962)	$138,996
Interest	17,883
Total investment income	$156,879
Expenses
Investment adviser fee	$77,732
Trustees' fees and expenses	64
Shareholder servicing fees	14,604
Distribution fees	25,458
Custodian fee	20,045
Legal and accounting services	19,641
Transfer and dividend disbursing agent fees	7,429
Printing and postage	336
Miscellaneous	2,758
Total expenses	$168,067
Deduct — Reduction of custodian fee	$4,132
Total expense reductions	$4,132
Net expenses	$163,935
Net investment loss	$(7,056)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$775,879
Foreign currency transactions	(26,249)
Net realized gain	$749,630
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,027,278)
Foreign currency	1,527
Net change in unrealized appreciation (depreciation)	$(2,025,751)
Net realized and unrealized loss	$(1,276,121)
Net decrease in net assets from operations	$(1,283,177)

See notes to financial statements
6

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) Six Months Ended June 30, 2008 Year Ended in Net Assets	(Unaudited)	December 31, 2007
From operations —
Net investment loss	$(7,056)	$(145,197)
Net realized gain from investment transactions, disposal of an investment in violation of restrictions and net increase from payment by affiliate, and foreign currency transactions	749,630	3,031,672
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,025,751)	(1,360,697)
Net increase (decrease) in net assets from operations	$(1,283,177)	$1,525,778
Distributions to shareholders — From net realized gain	$(2,410,358)	$(206,765)
Total distributions to shareholders	$(2,410,358)	$(206,765)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$747,363	$2,021,809
Net asset value of shares issued to shareholders in payment of distributions declared	2,410,358	206,765
Cost of shares redeemed	(3,000,707)	(6,610,938)
Net increase (decrease) in net assets from Fund share transactions	$157,014	$(4,382,364)
Net decrease in net assets	$(3,536,521)	$(3,063,351)
Net Assets
At beginning of period	$22,793,232	$25,856,583
At end of period	$19,256,711	$22,793,232
Accumulated net investment loss included in net assets
At end of period	$(7,056)	$—

See notes to financial statements
7

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)		2006(1)		2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$12.660		$12.030		$12.030		$11.240	$10.580	$8.140
Income (loss) from operations
Net investment loss	$(0.004)		$(0.075)		$(0.077)		$(0.090)	$(0.127)	$(0.141)
Net realized and unrealized gain (loss)	(0.801)		0.808		0.077		0.880	0.787	2.581
Total income (loss) from operations	$(0.805)		$0.733		$—		$0.790	$0.660	$2.440
Less distributions
From net realized gain	$(1.405)		$(0.103)		$—		$—	$—	$—
Total distributions	$(1.405)		$(0.103)		$—		$—	$—	$—
Net asset value — End of period	$10.450		$12.660		$12.030		$12.030	$11.240	$10.580
Total Return(2)	(5.73	)%(7)	6.17	%(4)	0.00	%(3)	7.03%	6.24%	29.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,257		$22,793		$25,857		$28,949	$28,208	$24,284
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.65	%(5)	1.50	%(6)	1.61%		1.72%	1.88%	2.19%
Expenses after custodian fee reduction	1.61	%(5)	1.50	%(6)	1.61%		1.72%	1.88%	2.19%
Net investment loss	(0.07	)%(5)	(0.59)%		(0.65)%		(0.82)%	(1.18)%	(1.48)%
Portfolio Turnover	34	%(7)	65%		22%		14%	21%	29%

(1)  Net investment loss was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  During the year ended December 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(4)  During the year ended December 31, 2007, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2007).

(7)  Not annualized.

See notes to financial statements
8

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

9

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

The Fund may enter into forward contracts for hedging purposes as well as for non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date, or if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors, LLC (OrbiMed) as compensation for investment advisory services rendered to the Fund. The fee is computed at the annual rate of 1% of the Fund's first $30 million in average daily net assets, 0.90% of the

10

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

next $20 million in average daily net assets, 0.75% of the next $450 million in average daily net assets, and 0.70% of the next $500 million in average daily net assets, and is payable monthly. The fee rate declines for net assets of $1 billion and greater. In addition, effective May 1, 2002, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Fund based upon the investment performance of the Fund compared to the Standard & Poor's 500 Index over a 36-month performance period. For the six months ended June 30, 2008, the investment adviser fee, net of a downward performance adjustment of $24,102, was equivalent to 0.76% per annum of the Fund's average daily net assets and amounted to $77,732. Eaton Vance Management (EVM) serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund's principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Except for Trustees of the Fund who are not members of OrbiMed's or EVM's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay EVD a distribution fee of 0.25% per annum of its average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2008 amounted to $25,458. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan ("Servicing Plan"). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker-dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2008, shareholder servicing fees were equivalent to 0.14% per annum of the Fund's average daily net assets and amounted to $14,604.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,627,888 and $7,804,333, respectively, for the six months ended June 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	68,360	159,684
Issued to shareholders electing to receive payments of distributions in Fund shares	243,716	17,886
Redemptions	(271,058)	(526,535)
Net increase (decrease)	41,018	(348,965)

At June 30, 2008, separate accounts of two insurance companies owned 58% and 42%, respectively, of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,081,693
Gross unrealized appreciation	$3,701,448
Gross unrealized depreciation	(2,022,920)
Net unrealized appreciation	$1,678,528

11

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11  Concentration of Credit Risk

As the Fund concentrates its investments in medical research and the health care industry, it will likely be affected by events that adversely affect that industry. The Fund has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Fund's shares can also be impacted by regulatory activities that affect health sciences companies.

12  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$16,346,022
Level 2	Other Significant Observable Inputs	3,414,199
Level 3	Significant Unobservable Inputs	—
Total		$19,760,221

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

12

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

13

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance VT Worldwide Health Sciences Fund (the "Fund") with OrbiMed Advisors, LLC (the "Adviser") as well as the administrative services agreement of the Fund with Eaton Vance Management (the "Administrator"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the administrative services agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the administrative services agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Administrator.

The Board considered the Adviser's and the Administrator's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board noted the Adviser's experience in managing health sciences portfolios and the experience of the large group of professional and support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Fund and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and their affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the administrative services agreement, respectively.

14

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board noted that the Fund's performance relative to its peers was affected by the Adviser's focus on pharmaceutical and biotechnology companies, which have in recent periods underperformed other types of health sciences companies. The Board concluded that it would be appropriate to allow additional time to evaluate the effectiveness of this investment focus in generating satisfactory long-term performance results.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the advisory fee includes a performance-based component that is intended to align the interests of the Adviser with the interests of shareholders.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and their respective affiliates in providing investment advisory and administrative services to the Fund and the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by the Adviser or the Administrator without regard to revenue sharing or other payments by such party in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser or the Administrator in connection with their relationships with the Fund, including the benefits to the Adviser of research services that may be available as a result of securities transactions effected for the Fund and other investment advisory clients and the benefits to the Administrator and its affiliates of payments by the Adviser to an affiliate of the Administrator to support marketing of the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and the Administrator, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's and the Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the investment advisory fee, which includes breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

15

Eaton Vance VT Worldwide Health Sciences Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Samuel D. Isaly
Vice President
Michael R. Mach
Vice President
Scott H. Page
Vice President
Duncan W. Richardson
Vice President
Craig P. Russ
Vice President
Andrew N. Sveen
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

16

Investment Adviser of Eaton Vance VT Worldwide Health Sciences Fund
OrbiMed Advisors LLC

767 3rd Avenue
New York, NY 10017

Administrator of Eaton Vance VT Worldwide Health Sciences Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Worldwide Health Sciences Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

  VTHSSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 12, 2008

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 12, 2008